UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

AB GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2024

Date of reporting period: March 31, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

MAR 03.31.24

SEMI-ANNUAL REPORT

AB GLOBAL BOND FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for the AB Global Bond Fund (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

At AB, we’re striving to help our clients achieve better outcomes by:

+	Fostering diverse perspectives that give us a distinctive approach to navigating global capital markets

+	Applying differentiated investment insights through a connected global research network

+	Embracing innovation to design better ways to invest and leading-edge mutual-fund solutions

Whether you’re an individual investor or a multibillion-dollar institution, we’re putting our knowledge and experience to work for you every day.

For more information about AB’s comprehensive range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in AB mutual funds—and for placing your trust in our firm.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB GLOBAL BOND FUND | 1

SEMI-ANNUAL REPORT

May 14, 2024

This report provides management’s discussion of fund performance for the AB Global Bond Fund for the semi-annual reporting period ended March 31, 2024.

The Fund’s investment objective is to generate current income consistent with preservation of capital.

NAV RETURNS AS OF MARCH 31, 2024 (unaudited)

	6 Months	12 Months

AB GLOBAL BOND FUND

Class A Shares	6.75%	3.94%

Class C Shares	6.48%	3.30%

Advisor Class Shares[1]	7.05%	4.36%

Class R Shares[1]	6.68%	3.32%

Class K Shares[1]	6.68%	3.64%

Class I Shares[1]	7.04%	4.19%

Class Z Shares[1]	7.07%	4.24%

Bloomberg Global Aggregate Bond Index (USD hedged)	6.00%	4.14%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared with its benchmark, the Bloomberg Global Aggregate Bond Index (USD hedged), for the six- and 12-month periods ended March 31, 2024.

During the six-month period, all share classes outperformed the benchmark, before sales charges. Country allocation (a result of bottom-up security analysis combined with fundamental research) was the largest contributor to relative performance, from overweights to Canada and South Korea, and underweights to Japan and China. Sector allocation also contributed, because of an underweight to US Treasuries and off-benchmark exposure to US high-yield corporate bonds that were partially offset by a loss from off-benchmark exposure to US Treasury Investment Protected Securities (“TIPS”). Security selection added to performance, from selections in US and eurozone investment-grade corporate bonds, and emerging-market corporate bonds that were partially offset by a loss from selections among US agency mortgages. Yield-curve positioning contributed, as overall positioning in the US, UK and Australia, offset by

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losses from overall positioning in South Korea, the eurozone and Hungary. Currency decisions were a minor contributor to results, from short positions in the Czech koruna and Hungarian forint, and a long position in the South African rand.

Over the 12-month period, all share classes except for the Advisor Class and classes I and Z underperformed the benchmark, before sales charges. Currency decisions detracted the most from relative performance, mostly from long positions in the Japanese yen, Norwegian krone, South African rand and Chinese renminbi that were partially offset by gains from short positions in the New Zealand dollar, Australian dollar and Czech koruna, and a long position in the Peruvian sol. Sector allocation contributed, mainly from an underweight to US Treasuries and off-benchmark exposure to US and eurozone high-yield corporates, and agency risk-sharing transactions that were partially offset by a loss from off-benchmark exposure to US TIPS. Security selection also added to performance, from selections in US and eurozone investment-grade corporate bonds, and eurozone high-yield corporates that were offset by a loss from selections in US agency mortgages. Country allocation contributed, from an underweight to China, an overweight to South Korea and off-benchmark allocation to Brazil that was partially offset by a loss from being underweight Japan. Overall yield-curve positioning was a minor contributor to performance.

During both periods, the Fund used derivatives in the form of interest rate swaps and futures to manage and hedge duration risk and/or to take active yield-curve positioning. The Fund used currency forwards to hedge foreign currency exposure and to take active currency risk. Credit default swaps were used to hedge credit risk and as a tool to effectively gain exposure to specific sectors.

MARKET REVIEW AND INVESTMENT STRATEGY

During the six-month period ended March 31, 2024, fixed-income government bond market yields were volatile as investors adjusted their expectations for inflation, economic growth and central bank decisions. Global developed-market yields peaked in mid-October, then fell sharply through the end of 2023 and were flat overall in the first calendar quarter as investors recalibrated the timing and amount of interest-rate cuts by major central banks over the course of 2024. Government bond returns were positive across all major developed countries during the period—rising the most in Italy and by the least in Japan. Overall, developed-market investment-grade corporate bonds rose and outperformed government bonds, as corporates outperformed treasuries in the US and trailed eurozone treasuries in the euro area. Developed-market high-yield corporate bonds advanced and outperformed treasury markets by a wide margin, particularly in the US, and by a lesser margin in the eurozone. Emerging-market hard-currency sovereign bonds significantly outperformed developed-market treasuries, mainly

abfunds.com	AB GLOBAL BOND FUND | 3

due to the performance of high-yield sovereigns. Emerging-market hard-currency corporate bonds overall also had solid results, driven by high-yield corporates. Emerging-market local-currency bonds trailed other credit risk sectors as the US dollar rose against the majority of currencies over the period.

The Fund’s Senior Investment Management Team (the “Team”) invests in fixed-income securities with no sector restrictions. The Fund holds debt securities from both developed and emerging markets. The Team’s core fixed-income strategy pursues an attractive risk/return profile by managing currency exposure. The Team utilizes a disciplined investment process, which draws on a rigorous quantitative research toolset with fundamental expertise across all regions and markets.

INVESTMENT POLICIES

The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. Under normal market conditions, the Fund invests significantly in fixed-income securities of non-US companies. In addition, the Fund invests, under normal circumstances, in the fixed-income securities of companies located in at least three countries. The Fund may invest in a broad range of fixed-income securities in both developed and emerging markets. The Fund may invest across all fixed-income sectors, including US and non-US government and corporate debt securities. The Fund’s investments may be denominated in local currency or US dollar-denominated. The Fund may invest in debt securities with a range of maturities from short- to long-term. The Fund may use borrowings or other leverage for investment purposes.

The Adviser actively manages the Fund’s assets in relation to market conditions and general economic conditions and adjusts the Fund’s investments in an effort to best enable the Fund to achieve its investment objective. Thus, the percentage of the Fund’s assets invested in a particular country or denominated in a particular currency will vary in accordance with the Adviser’s assessment of the relative yield and appreciation potential of such securities and the relationship of the country’s currency to the US dollar.

Under normal circumstances, the Fund invests at least 75% of its net assets in fixed-income securities rated investment-grade at the time of investment and may invest up to 25% of its net assets in below investment-grade fixed-income securities (commonly known as “junk bonds”).

(continued on next page)

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The Fund may invest in mortgage-related and other asset-backed securities; loan participations and assignments; inflation-indexed securities; structured securities; variable-, floating-and inverse-floating-rate instruments; and preferred stock, and may use other investment techniques. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest in derivatives, such as options, futures contracts, forwards or swaps.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Global Aggregate Bond Index (USD hedged) is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Global Aggregate Bond Index represents the performance of the global investment-grade developed fixed-income markets, hedged to the US dollar. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

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DISCLOSURES AND RISKS (continued)

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Mortgage-Related and/or Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Leverage Risk: To the extent the Fund uses leveraging techniques, its net asset value (“NAV”) may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for

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DISCLOSURES AND RISKS (continued)

the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemption of Fund shares. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently than domestic securities. Illiquid investments risk may be higher in I rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline.

Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

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DISCLOSURES AND RISKS (continued)

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2024 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]

CLASS A SHARES			3.20%

1 Year	3.94%	-0.41%

5 Years	0.23%	-0.63%

10 Years	1.75%	1.31%

CLASS C SHARES			2.59%

1 Year	3.30%	2.30%

5 Years	-0.50%	-0.50%

10 Years[2]	0.99%	0.99%

ADVISOR CLASS SHARES[4]			3.59%

1 Year	4.36%	4.36%

5 Years	0.51%	0.51%

10 Years	2.02%	2.02%

CLASS R SHARES[3]			2.90%

1 Year	3.32%	3.32%

5 Years	-0.22%	-0.22%

10 Years	1.31%	1.31%

CLASS K SHARES[3]			3.22%

1 Year	3.64%	3.64%

5 Years	0.09%	0.09%

10 Years	1.63%	1.63%

CLASS I SHARES[4]			3.58%

1 Year	4.19%	4.19%

5 Years	0.50%	0.50%

10 Years	2.02%	2.02%

CLASS Z SHARES[4]			3.64%

1 Year	4.24%	4.24%

5 Years	0.55%	0.55%

10 Years	2.07%	2.07%

The Fund’s prospectus fee table shows the Fund’s total annual operating expense ratios as 0.80%, 1.55%, 0.55%, 1.40%, 1.05%, 0.57% and 0.52% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2024.

2	Assumes conversion of Class C shares into Class A shares after eight years.

3	These share classes are no longer offered to new investors. Outstanding share classes will be liquidated on or about May 21, 2024.

4

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2024 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-0.41%

5 Years	-0.63%

10 Years	1.31%

CLASS C SHARES

1 Year	2.30%

5 Years	-0.50%

10 Years[1]	0.99%

ADVISOR CLASS SHARES[2]

1 Year	4.36%

5 Years	0.51%

10 Years	2.02%

CLASS R SHARES[2]

1 Year	3.32%

5 Years	-0.22%

10 Years	1.31%

CLASS K SHARES[2]

1 Year	3.64%

5 Years	0.09%

10 Years	1.63%

CLASS I SHARES[3]

1 Year	4.19%

5 Years	0.50%

10 Years	2.02%

CLASS Z SHARES[3]

1 Year	4.24%

5 Years	0.55%

10 Years	2.07%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2	These share classes are no longer offered to new investors. Outstanding share classes will be liquidated on or about May 21, 2024.

3

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,067.50	$4.14	0.80%
Hypothetical**	$1,000	$1,021.00	$4.04	0.80%
Class C
Actual	$1,000	$1,064.80	$8.00	1.55%
Hypothetical**	$1,000	$1,017.25	$7.82	1.55%
Advisor Class
Actual	$1,000	$1,070.50	$2.85	0.55%
Hypothetical**	$1,000	$1,022.25	$2.78	0.55%
Class R
Actual	$1,000	$1,066.80	$6.46	1.25%
Hypothetical**	$1,000	$1,018.75	$6.31	1.25%
Class K
Actual	$1,000	$1,066.80	$4.86	0.94%
Hypothetical**	$1,000	$1,020.30	$4.75	0.94%
Class I
Actual	$1,000	$1,070.40	$2.95	0.57%
Hypothetical**	$1,000	$1,022.15	$2.88	0.57%
Class Z
Actual	$1,000	$1,070.70	$2.69	0.52%
Hypothetical**	$1,000	$1,022.40	$2.63	0.52%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

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PORTFOLIO SUMMARY

March 31, 2024 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $5,747.2

1

The Fund’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” security type weightings represent 1.1% or less in the following security types: Bank Loans, Common Stocks, Emerging Markets–Corporate Bonds, Emerging Markets–Treasuries, Local Governments–Canadian Municipal Bonds, Local Governments–Provincial Bonds, Local Governments–US Municipal Bonds, Quasi-Sovereigns and Supranationals.

2

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country

(footnotes continued on next page)

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PORTFOLIO SUMMARY (continued)

March 31, 2024 (unaudited)

weightings represent 0.9% or less in the following: Belgium, Brazil, Chile, Colombia, Czech Republic, Denmark, Finland, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Kazakhstan, Kuwait, Luxembourg, Macau, Malaysia, Netherlands, Norway, Panama, Peru, Philippines, Poland, Portugal, Qatar, Romania, Saudi Arabia, Singapore, South Africa, Sweden, Switzerland, Taiwan, Thailand, United Arab Emirates and Uruguay.

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PORTFOLIO OF INVESTMENTS

March 31, 2024 (unaudited)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS -TREASURIES – 39.6%
Australia – 0.1%
Australia Government Bond Series 150 3.00%, 03/21/2047(a)	AUD	14,094	$7,372,180

Austria – 2.3%
Republic of Austria Government Bond Zero Coupon, 02/20/2030(a)	EUR	5,136	4,748,733
0.90%, 02/20/2032(a)		134,824	126,641,380

			131,390,113

Belgium – 0.4%
Kingdom of Belgium Government Bond Series 100 2.85%, 10/22/2034(a)		11,236	12,093,567
Series 84 1.45%, 06/22/2037(a)		15,031	13,474,757

			25,568,324

Canada – 3.5%
Canadian Government Bond 2.25%, 12/01/2029	CAD	4,594	3,196,892
3.25%, 09/01/2028		7,746	5,649,759
3.50%, 03/01/2028		264,447	194,620,980

			203,467,631

China – 7.3%
China Government Bond Series INBK 2.37%, 01/15/2029	CNY	1,374,590	191,594,143
2.40%, 07/15/2028		839,640	116,994,440
2.80%, 03/24/2029		181,350	25,728,663
2.80%, 11/15/2032		136,540	19,470,909
3.01%, 05/13/2028		396,870	56,645,434
3.81%, 09/14/2050		54,220	9,158,041

			419,591,630

Colombia – 0.6%
Colombian TES Series B 13.25%, 02/09/2033	COP	105,120,000	31,981,729

Germany – 1.6%
Bundesrepublik Deutschland Bundesanleihe 1.00%, 05/15/2038(a)	EUR	27,974	25,041,637
3.25%, 07/04/2042(a)		53,835	64,605,808

			89,647,445

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Indonesia – 0.6%
Indonesia Treasury Bond Series 101 6.875%, 04/15/2029	IDR	509,036,000	$32,486,979

Italy – 0.3%
Italy Buoni Poliennali Del Tesoro Series 30Y 4.50%, 10/01/2053(a)	EUR	14,767	16,792,675

Japan – 6.1%
Japan Government Five Year Bond Series 161 0.30%, 06/20/2028	JPY	17,938,100	118,546,014
Japan Government Forty Year Bond Series 16 1.30%, 03/20/2063		4,464,500	24,834,311
Japan Government Ten Year Bond Series 371 0.40%, 06/20/2033		5,607,850	36,238,591
Series 373 0.60%, 12/20/2033		5,056,550	33,083,390
Japan Government Thirty Year Bond Series 65 0.40%, 12/20/2049		604,000	2,955,685
Series 68 0.60%, 09/20/2050		3,699,600	18,858,617
Series 81 1.60%, 12/20/2053		2,350,700	15,028,759
Japan Government Twenty Year Bond Series 159 0.60%, 12/20/2036		4,022,550	25,489,836
Series 169 0.30%, 06/20/2039		1,984,250	11,561,461
Series 183 1.40%, 12/20/2042		9,650,800	63,898,759

			350,495,423

Mexico – 0.5%
Mexican Bonos Series M 8.00%, 11/07/2047	MXN	105,132	5,452,404
8.50%, 05/31/2029		406,245	23,688,156

			29,140,560

South Korea – 1.3%
Korea Treasury Bond Series 3312 4.125%, 12/10/2033	KRW	91,949,350	72,371,225

abfunds.com	AB GLOBAL BOND FUND | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Spain – 0.9%
Spain Government Bond 3.90%, 07/30/2039(a)	EUR	45,853	$51,855,068

United Kingdom – 5.5%
United Kingdom Gilt 0.50%, 01/31/2029(a)	GBP	12,892	13,912,635
0.875%, 01/31/2046(a)		47,452	30,657,000
1.25%, 10/22/2041(a)		7,042	5,575,956
1.50%, 07/31/2053(a)		192	127,951
1.75%, 09/07/2037(a)		28,348	27,084,357
3.75%, 01/29/2038(a)		22,999	27,760,887
3.75%, 10/22/2053(a)		253	285,000
4.625%, 01/31/2034(a)		151,806	202,481,561
4.75%, 10/22/2043(a)		6,048	8,007,380

			315,892,727

United States – 8.6%
U.S. Treasury Bonds 1.125%, 05/15/2040	U.S.$	118,732	74,281,457
1.125%, 08/15/2040(b)		110,345	68,379,417
1.25%, 05/15/2050		118,464	60,712,903
1.75%, 08/15/2041		39,116	26,427,612
1.875%, 02/15/2051		7,363	4,445,351
2.00%, 08/15/2051		17,695	10,984,661
U.S. Treasury Notes 4.00%, 01/31/2029(b)		129,810	128,552,070
4.25%, 02/28/2029		121,885	122,113,534

			495,897,005

Total Governments - Treasuries (cost $2,417,303,175)			2,273,950,714

CORPORATES - INVESTMENT GRADE – 26.7%
Industrial – 12.7%
Basic – 0.3%
Air Products & Chemicals, Inc. 4.00%, 03/03/2035	EUR	205	231,565
Akzo Nobel NV Series E 1.625%, 04/14/2030(a)		272	264,803
Amcor UK Finance PLC 1.125%, 06/23/2027		103	103,097
Anglo American Capital PLC 2.625%, 09/10/2030(a)	U.S.$	580	494,003
2.875%, 03/17/2031(a)		316	268,886
Series E 1.625%, 09/18/2025(a)	EUR	506	529,368
4.75%, 09/21/2032(a)		389	440,467

18 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028	U.S.$	203	$182,777
3.75%, 10/01/2030		208	180,721
BHP Billiton Finance Ltd. Series 17 1.50%, 04/29/2030(a)	EUR	225	216,500
Celanese US Holdings LLC 6.05%, 03/15/2025	U.S.$	25	25,051
Celulosa Arauco y Constitucion SA 3.875%, 11/02/2027		200	187,125
5.50%, 04/30/2049(a)		260	221,527
Dow Chemical Co. (The) 6.90%, 05/15/2053		111	128,201
FMC Corp. 6.375%, 05/18/2053		124	123,559
Freeport Indonesia PT 4.76%, 04/14/2027(a)		320	312,160
5.315%, 04/14/2032(a)		634	618,943
Fresnillo PLC 4.25%, 10/02/2050(a)		240	180,653
GC Treasury Center Co., Ltd. 4.40%, 03/30/2032(a)		200	181,813
Georgia-Pacific LLC 0.95%, 05/15/2026(a)		308	282,405
Glencore Capital Finance DAC Series E 1.25%, 03/01/2033(a)	EUR	325	282,489
Glencore Funding LLC 5.34%, 04/04/2027(a)	U.S.$	605	604,686
5.37%, 04/04/2029(a)		130	130,196
5.63%, 04/04/2034(a)		130	130,367
5.89%, 04/04/2054(a)		130	131,745
Gold Fields Orogen Holdings BVI Ltd. 6.125%, 05/15/2029(a)		200	202,000
Industrias Penoles SAB de CV 4.75%, 08/06/2050(a)		230	180,119
Inversiones CMPC SA 3.00%, 04/06/2031(a)		210	178,959
6.125%, 02/26/2034(a)		1,836	1,862,966
LG Chem Ltd. 2.375%, 07/07/2031(a)		510	421,706
Linde PLC 3.625%, 06/12/2034(a)	EUR	200	221,906
LYB International Finance BV 4.875%, 03/15/2044	U.S.$	662	589,304
LYB International Finance II BV 0.875%, 09/17/2026	EUR	214	215,980

abfunds.com	AB GLOBAL BOND FUND | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

LYB International Finance III LLC 5.50%, 03/01/2034	U.S.$	286	$286,423
MEGlobal BV 2.625%, 04/28/2028(a)		760	677,825
Newmont Corp./Newcrest Finance Pty Ltd. 5.35%, 03/15/2034(a)		286	287,720
Nucor Corp. 3.95%, 05/23/2025		191	188,095
4.30%, 05/23/2027		128	125,540
Orbia Advance Corp. SAB de CV 2.875%, 05/11/2031(a)		280	232,050
POSCO 5.75%, 01/17/2028(a)		200	202,688
Rio Tinto Finance USA PLC 5.125%, 03/09/2053		120	116,662
Smurfit Kappa Treasury ULC 1.50%, 09/15/2027(a)	EUR	265	267,050
Sociedad Quimica y Minera de Chile SA 6.50%, 11/07/2033(a)	U.S.$	250	259,763
Southern Copper Corp. 3.875%, 04/23/2025		180	176,396
5.875%, 04/23/2045		170	170,809
7.50%, 07/27/2035		200	230,031
Suzano Austria GmbH 6.00%, 01/15/2029		2,471	2,480,143
Series DM3N 3.125%, 01/15/2032		300	248,906
WRKCo, Inc. 4.90%, 03/15/2029		384	381,323

			16,657,471

Capital Goods – 0.2%
3M Co. 1.50%, 06/02/2031	EUR	268	251,656
2.65%, 04/15/2025	U.S.$	194	188,409
AGCO International Holdings BV 0.80%, 10/06/2028(a)	EUR	341	323,995
Boeing Co. (The) 2.20%, 02/04/2026	U.S.$	397	371,762
5.805%, 05/01/2050		187	176,864
5.93%, 05/01/2060		140	131,129
Caterpillar Financial Services Corp. 4.85%, 02/27/2029		643	646,849
5.05%, 02/27/2026		643	643,925
CNH Industrial Capital LLC 1.45%, 07/15/2026		205	188,179
5.10%, 04/20/2029		80	79,793

20 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CNH Industrial Finance Europe SA Series E 1.625%, 07/03/2029(a)	EUR	261	$256,895
1.75%, 09/12/2025(a)		210	220,771
CRH America, Inc. 3.875%, 05/18/2025(a)	U.S.$	511	501,127
CRH SMW Finance DAC Series E 4.00%, 07/11/2027(a)	EUR	190	208,651
4.00%, 07/11/2031(a)		100	111,243
Heidelberg Materials AG 3.75%, 05/31/2032(a)		203	220,872
Holcim Finance Luxembourg SA 0.50%, 04/23/2031(a)		306	267,180
Series E 2.25%, 05/26/2028(a)		100	103,244
John Deere Capital Corp. 4.70%, 06/10/2030	U.S.$	267	265,727
4.85%, 03/05/2027		130	130,027
4.90%, 03/07/2031		130	130,066
4.95%, 03/06/2026		413	413,159
KION Group AG Series E 1.625%, 09/24/2025(a)	EUR	300	312,350
Lennox International, Inc. 5.50%, 09/15/2028	U.S.$	609	617,316
L3Harris Technologies, Inc. 5.05%, 06/01/2029		131	130,569
5.25%, 06/01/2031		131	130,790
5.35%, 06/01/2034		653	652,406
Lockheed Martin Corp. 3.80%, 03/01/2045		43	35,245
4.50%, 02/15/2029		285	282,647
4.80%, 08/15/2034		129	127,596
5.20%, 02/15/2055		314	313,141
5.70%, 11/15/2054		295	314,366
5.90%, 11/15/2063		521	570,812
Metso Oyj Series E 0.875%, 05/26/2028(a)	EUR	179	174,384
4.875%, 12/07/2027(a)		186	209,276
Regal Rexnord Corp. 6.05%, 04/15/2028(a)	U.S.$	408	414,079
6.30%, 02/15/2030(a)		416	426,110
RTX Corp. 2.15%, 05/18/2030	EUR	283	280,242
Safran SA 0.125%, 03/16/2026(a)		500	507,321

abfunds.com	AB GLOBAL BOND FUND | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Schneider Electric SE Series E 3.50%, 11/09/2032(a)	EUR	200	$222,729
St. Marys Cement, Inc. Canada 5.75%, 01/28/2027(a)	U.S.$	200	200,979
5.75%, 04/02/2034(a)		204	202,068
Textron, Inc. 6.10%, 11/15/2033		120	125,814
Trane Technologies Financing Ltd. 5.25%, 03/03/2033		42	42,680
UltraTech Cement Ltd. 2.80%, 02/16/2031(a)		410	345,681
Veralto Corp. 4.15%, 09/19/2031(a)	EUR	237	262,633
Waste Connections, Inc. 5.00%, 03/01/2034	U.S.$	128	126,915

			12,859,672

Communications - Media – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050		330	244,147
5.375%, 05/01/2047		3,160	2,551,279
5.75%, 04/01/2048		245	206,128
6.15%, 11/10/2026		82	82,599
6.48%, 10/23/2045		115	106,707
Comcast Corp. 3.90%, 03/01/2038		230	200,182
4.05%, 11/01/2052		300	241,538
4.65%, 07/15/2042		210	192,318
Cox Communications, Inc. 5.70%, 06/15/2033(a)		63	63,730
Discovery Communications LLC 5.20%, 09/20/2047		165	138,806
Grupo Televisa SAB 5.00%, 05/13/2045		270	227,981
6.625%, 01/15/2040		350	357,000
Informa PLC Series E 2.125%, 10/06/2025(a)	EUR	496	521,722
ITV PLC 1.375%, 09/26/2026(a)		517	527,767
JCDecaux SE 1.625%, 02/07/2030(a)		100	94,958
Meta Platforms, Inc. 4.45%, 08/15/2052	U.S.$	160	142,181
4.65%, 08/15/2062		92	82,477

22 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Paramount Global 4.20%, 05/19/2032	U.S.$	2,305	$1,916,972
4.375%, 03/15/2043		871	591,581
4.95%, 01/15/2031		9,590	8,531,992
5.85%, 09/01/2043		262	212,068
Pearson Funding PLC 1.375%, 05/06/2025(a)	EUR	100	104,963
Prosus NV 1.21%, 01/19/2026(a)		166	170,639
1.54%, 08/03/2028(a)		230	220,519
3.06%, 07/13/2031(a)	U.S.$	578	466,735
3.26%, 01/19/2027(a)		250	230,625
3.68%, 01/21/2030(a)		970	848,022
3.83%, 02/08/2051(a)		200	123,219
TDF Infrastructure SASU 5.625%, 07/21/2028(a)	EUR	300	340,656
Tencent Holdings Ltd. 2.39%, 06/03/2030(a)	U.S.$	510	435,611
2.88%, 04/22/2031(a)		200	174,030
Time Warner Cable LLC 5.25%, 07/15/2042	GBP	100	106,923
Warnermedia Holdings, Inc. 3.755%, 03/15/2027	U.S.$	134	127,864
4.28%, 03/15/2032		38	33,964
5.05%, 03/15/2042		190	162,997
Weibo Corp. 3.50%, 07/05/2024		290	287,851
WPP Finance Deutschland GmbH Series E 1.625%, 03/23/2030(a)	EUR	100	96,036
WPP Finance 2016 Series E 1.375%, 03/20/2025(a)		234	246,582

			21,411,369

Communications - Telecommunications – 1.4%
America Movil SAB de CV 2.875%, 05/07/2030	U.S.$	340	300,581
AT&T, Inc. 0.80%, 03/04/2030	EUR	100	93,526
3.55%, 09/15/2055	U.S.$	320	223,586
4.30%, 11/18/2034	EUR	235	267,718
4.50%, 05/15/2035	U.S.$	1,639	1,528,533
Bell Telephone Co. of Canada or Bell Canada 3.00%, 03/17/2031	CAD	2,711	1,796,989
4.55%, 02/09/2030		1,318	966,561

abfunds.com	AB GLOBAL BOND FUND | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.15%, 02/09/2053	CAD	3,297	$2,371,223
5.85%, 11/10/2032		14,542	11,425,037
CK Hutchison Group Telecom Finance SA 1.125%, 10/17/2028(a)	EUR	16,235	15,856,742
1.50%, 10/17/2031(a)		428	395,822
Empresa Nacional de Telecomunicaciones SA 4.75%, 08/01/2026(a)	U.S.$	200	195,313
HKT Capital No. 4 Ltd. 3.00%, 07/14/2026(a)		490	464,734
Koninklijke KPN NV Series G 0.625%, 04/09/2025(a)	EUR	500	522,915
NTT Finance Corp. Series E 0.08%, 12/13/2025(a)		521	531,707
0.40%, 12/13/2028(a)		109	103,603
O2 Telefonica Deutschland Finanzierungs GmbH 1.75%, 07/05/2025(a)		500	525,611
Ooredoo International Finance Ltd. 2.625%, 04/08/2031(a)	U.S.$	740	636,178
Orange SA Series E 2.375%, 01/15/2025(a)(c)	EUR	200	211,994
PLDT, Inc. 2.50%, 01/23/2031(a)	U.S.$	550	459,766
SingTel Group Treasury Pte Ltd. Series E 2.375%, 08/28/2029(a)		290	257,375
T-Mobile USA, Inc. 2.625%, 04/15/2026		200	189,990
5.15%, 04/15/2034		2,464	2,455,438
5.75%, 01/15/2034		10,253	10,683,444
TDC Net A/S Series E 5.62%, 02/06/2030(a)	EUR	237	263,825
Tele2 AB Series E 3.75%, 11/22/2029(a)		212	230,854
TELUS Corp. 4.95%, 02/18/2031	CAD	5,000	3,720,175
Series CAG 5.25%, 11/15/2032		17,557	13,222,062
Verizon Communications, Inc. 0.85%, 11/20/2025	U.S.$	605	563,935

24 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

1.25%, 04/08/2030	EUR	5,500	$5,262,345
1.45%, 03/20/2026	U.S.$	653	609,026
1.85%, 05/18/2040	EUR	112	94,505
1.875%, 09/19/2030	GBP	355	375,768
2.55%, 03/21/2031	U.S.$	583	498,085
4.25%, 10/31/2030	EUR	250	282,962
4.50%, 08/10/2033	U.S.$	889	850,417
4.75%, 10/31/2034	EUR	224	265,240
Series 20Y 2.875%, 01/15/2038		271	266,973
Vodafone Group PLC 4.20%, 12/13/2027(a)	AUD	3,570	2,269,487
Series E 3.00%, 08/12/2056(a)	GBP	100	78,380

			81,318,425

Consumer Cyclical - Automotive – 1.6%
American Honda Finance Corp. 4.90%, 03/12/2027	U.S.$	391	390,349
4.90%, 03/13/2029		653	651,112
Aptiv PLC/Aptiv Corp. 4.15%, 05/01/2052		79	60,474
BMW US Capital LLC 4.90%, 04/02/2027(a)		131	130,726
4.90%, 04/02/2029(a)		131	130,889
5.05%, 04/02/2026(a)		131	130,877
5.15%, 04/02/2034(a)		131	131,016
Cummins, Inc. 1.50%, 09/01/2030		715	585,072
4.90%, 02/20/2029		455	457,782
5.45%, 02/20/2054		224	229,067
Ford Credit Canada Co. 6.38%, 11/10/2028	CAD	12,682	9,762,328
Ford Motor Co. 3.25%, 02/12/2032	U.S.$	6,751	5,619,176
6.10%, 08/19/2032		20	20,253
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		200	186,514
3.375%, 11/13/2025		200	192,465
5.80%, 03/05/2027		200	200,721
6.05%, 03/05/2031		200	201,510
6.125%, 03/08/2034		200	201,030
General Motors Co. 5.20%, 04/01/2045		658	591,687
5.40%, 04/01/2048		676	619,543
General Motors Financial Co., Inc. 2.35%, 01/08/2031		29	23,973
2.70%, 06/10/2031		110	91,695

abfunds.com	AB GLOBAL BOND FUND | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

3.60%, 06/21/2030	U.S.$	265	$239,274
5.40%, 04/06/2026		123	123,102
5.75%, 02/08/2031		249	251,657
5.80%, 06/23/2028		162	165,133
5.85%, 04/06/2030		209	212,899
6.10%, 01/07/2034		15,653	16,078,350
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)		14,185	13,256,245
3.35%, 06/08/2025(a)		335	324,837
5.125%, 04/05/2026(a)	EUR	228	251,990
6.50%, 03/10/2028(a)	U.S.$	69	70,822
Hella GmbH & Co. KGaA 0.50%, 01/26/2027	EUR	272	267,292
Honda Motor Co., Ltd. 2.53%, 03/10/2027	U.S.$	657	616,291
Hyundai Capital America 1.30%, 01/08/2026(a)		365	339,501
2.375%, 10/15/2027(a)		300	271,961
5.25%, 01/08/2027(a)		4,211	4,210,573
5.30%, 03/19/2027(a)		304	304,047
5.35%, 03/19/2029(a)		77	77,260
5.68%, 06/26/2028(a)		6,331	6,421,565
5.80%, 06/26/2025(a)		100	100,168
6.10%, 09/21/2028(a)		59	60,815
6.50%, 01/16/2029(a)		147	154,306
Hyundai Capital Services, Inc. 5.125%, 02/05/2029(a)		320	316,800
Hyundai Motor Manufacturing Indonesia PT Series E 1.75%, 05/06/2026(a)		250	231,094
Kia Corp. 2.75%, 02/14/2027(a)		290	270,244
3.50%, 10/25/2027(a)		230	216,703
Lear Corp. 3.50%, 05/30/2030		802	722,811
Mercedes-Benz Finance North America LLC 4.80%, 03/30/2026(a)		220	218,600
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)		3,120	2,823,161
2.00%, 03/09/2026(a)		4,070	3,769,764
2.45%, 09/15/2028(a)		5,328	4,592,144
2.75%, 03/09/2028(a)		255	226,618
6.95%, 09/15/2026(a)		122	125,251
PACCAR Financial Corp. 4.60%, 01/31/2029		129	128,263

26 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

RCI Banque SA Series E 1.75%, 04/10/2026(a)	EUR	521	$539,124
Robert Bosch GmbH Series E 4.00%, 06/02/2035(a)		100	112,475
4.375%, 06/02/2043(a)		200	229,402
Stellantis NV Series E 4.25%, 06/16/2031(a)		300	336,937
Toyota Motor Corp. 1.34%, 03/25/2026	U.S.$	690	643,791
Toyota Motor Credit Corp. 4.65%, 01/05/2029		131	130,217
4.80%, 01/05/2026		131	130,585
4.80%, 01/05/2034		131	128,831
5.10%, 03/21/2031		647	652,284
Series B 5.00%, 03/19/2027		787	789,483
Series E 4.05%, 09/13/2029(a)	EUR	410	458,361
Volkswagen Financial Services NV Series E 0.875%, 02/20/2025(a)	GBP	100	121,301
Volkswagen Group of America Finance LLC 1.25%, 11/24/2025(a)	U.S.$	200	186,946
Volkswagen International Finance NV 3.75%, 12/28/2027(a)(c)	EUR	8,100	8,240,378
3.875%, 06/14/2027(a)(c)		200	206,071
3.875%, 06/17/2029(a)(c)		100	99,966
4.125%, 11/16/2038(a)		100	110,147
Series 10Y 1.875%, 03/30/2027(a)		100	102,497
Series E 0.875%, 09/22/2028(a)		400	383,254

			91,649,850

Consumer Cyclical - Entertainment – 0.3%
Brunswick Corp./DE 5.85%, 03/18/2029	U.S.$	130	131,450
CPUK Finance Ltd. Series E 3.59%, 08/28/2025(a)	GBP	275	337,565
Hasbro, Inc. 3.55%, 11/19/2026	U.S.$	16,941	16,146,556

			16,615,571

abfunds.com	AB GLOBAL BOND FUND | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 0.3%
GENM Capital Labuan Ltd. 3.88%, 04/19/2031(a)	U.S.$	850	$744,813
Gohl Capital Ltd. 4.25%, 01/24/2027(a)		540	518,738
HOCHTIEF AG Series E 0.625%, 04/26/2029(a)	EUR	289	269,555
Imerys SA Series E 1.50%, 01/15/2027(a)		500	508,648
Las Vegas Sands Corp. 3.50%, 08/18/2026	U.S.$	619	586,160
Marriott International, Inc./MD 4.875%, 05/15/2029		129	127,747
4.90%, 04/15/2029		175	173,718
5.30%, 05/15/2034		288	284,756
5.45%, 09/15/2026		401	402,994
5.55%, 10/15/2028		878	897,031
Series HH 2.85%, 04/15/2031		3,661	3,155,756
MDC Holdings, Inc. 2.50%, 01/15/2031		315	271,274
6.00%, 01/15/2043		5,384	5,470,392
Nissan Motor Co., Ltd. 2.65%, 03/17/2026(a)	EUR	125	131,504
NVR, Inc. 3.00%, 05/15/2030	U.S.$	699	620,860
Owens Corning 7.00%, 12/01/2036(d)		50	56,327
PulteGroup, Inc. 6.375%, 05/15/2033		182	193,451
Sands China Ltd. 2.30%, 03/08/2027(d)		221	199,686
2.85%, 03/08/2029(d)		277	240,884
4.625%, 06/18/2030(d)		279	255,722
5.40%, 08/08/2028(d)		663	650,396

			15,760,412

Consumer Cyclical - Restaurants – 0.0%
McDonald’s Corp. 5.15%, 09/09/2052		120	116,158
5.45%, 08/14/2053		123	124,512
Series G 4.25%, 03/07/2035(a)	EUR	234	266,619
Starbucks Corp. 4.85%, 02/08/2027	U.S.$	378	377,292

			884,581

28 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Retailers – 0.7%
Alimentation Couche-Tard, Inc. 1.875%, 05/06/2026(a)	EUR	506	$526,347
AutoNation, Inc. 3.80%, 11/15/2027	U.S.$	3,867	3,644,977
CK Hutchison Europe Finance 21 Ltd. 0.75%, 11/02/2029(a)	EUR	245	225,729
CK Hutchison International 21 Ltd. 2.50%, 04/15/2031(a)	U.S.$	790	674,731
Costco Wholesale Corp. 1.60%, 04/20/2030		717	603,871
Dick’s Sporting Goods, Inc. 4.10%, 01/15/2052		595	431,477
Dollarama, Inc. 5.53%, 09/26/2028	CAD	6,832	5,233,291
H&M Finance BV Series E 0.25%, 08/25/2029(a)	EUR	293	263,832
Home Depot, Inc. (The) 2.125%, 09/15/2026	U.S.$	119	111,580
3.90%, 06/15/2047		661	541,046
4.25%, 04/01/2046		678	586,411
4.50%, 12/06/2048		370	329,051
4.95%, 09/15/2052		331	315,559
Lowe’s Cos., Inc. 4.05%, 05/03/2047		98	78,943
5.625%, 04/15/2053		120	120,976
5.75%, 07/01/2053		122	125,924
5.80%, 09/15/2062		484	495,478
PVH Corp. 3.125%, 12/15/2027(a)	EUR	100	105,872
4.625%, 07/10/2025	U.S.$	185	182,599
Tapestry, Inc. 5.875%, 11/27/2031	EUR	13,751	15,808,380
7.00%, 11/27/2026	U.S.$	91	93,773
7.05%, 11/27/2025		17	17,354
7.35%, 11/27/2028		613	646,021
VF Corp. 0.25%, 02/25/2028	EUR	100	91,470
2.95%, 04/23/2030	U.S.$	8,649	7,148,930
Series E 4.125%, 03/07/2026	EUR	100	106,673
4.25%, 03/07/2029		3,795	4,035,345

			42,545,640

Consumer Non-Cyclical – 2.3%
AbbVie, Inc. 4.80%, 03/15/2027	U.S.$	1,112	1,112,603

abfunds.com	AB GLOBAL BOND FUND | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.80%, 03/15/2029	U.S.$	129	$129,276
4.95%, 03/15/2031		129	130,163
5.35%, 03/15/2044		129	131,531
Altria Group, Inc. 3.125%, 06/15/2031	EUR	8,437	8,496,521
3.70%, 02/04/2051	U.S.$	467	326,544
6.875%, 11/01/2033		79	85,919
American Medical Systems Europe BV 1.375%, 03/08/2028	EUR	180	180,836
3.50%, 03/08/2032		14,675	15,973,813
Amgen, Inc. 4.40%, 05/01/2045	U.S.$	225	195,349
Anheuser-Busch InBev Finance, Inc. 4.90%, 02/01/2046		627	589,896
Anheuser-Busch InBev SA/NV Series E 9.75%, 07/30/2024(a)	GBP	335	428,324
Anheuser-Busch InBev Worldwide, Inc. 5.00%, 06/15/2034	U.S.$	129	129,598
Archer-Daniels-Midland Co. 3.25%, 03/27/2030		661	604,640
4.535%, 03/26/2042		91	83,126
5.935%, 10/01/2032		190	202,335
Asahi Group Holdings Ltd. 0.34%, 04/19/2027(a)	EUR	535	525,219
Astrazeneca Finance LLC 4.80%, 02/26/2027	U.S.$	1,020	1,019,564
4.85%, 02/26/2029		644	646,032
4.90%, 02/26/2031		129	129,458
BAT Capital Corp. 4.54%, 08/15/2047		21	16,184
6.00%, 02/20/2034		239	241,915
6.42%, 08/02/2033		46	48,105
7.08%, 08/02/2043		428	457,043
7.08%, 08/02/2053		124	133,866
BAT International Finance PLC 4.45%, 03/16/2028		153	148,616
Series E 2.25%, 09/09/2052(a)	GBP	110	61,904
Bayer US Finance LLC 6.125%, 11/21/2026(a)	U.S.$	2,319	2,339,032
Bayer US Finance II LLC 4.375%, 12/15/2028(a)		571	537,096
Bimbo Bakeries USA, Inc. 5.375%, 01/09/2036(a)		225	223,892
6.40%, 01/15/2034(a)		200	214,158
Boston Scientific Corp. 0.625%, 12/01/2027	EUR	310	303,969

30 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Bristol-Myers Squibb Co. 3.90%, 03/15/2062	U.S.$	570	$433,906
5.50%, 02/22/2044		128	130,966
5.75%, 02/01/2031		5,028	5,273,497
5.90%, 11/15/2033		4,837	5,169,962
6.40%, 11/15/2063		435	497,055
Campbell Soup Co. 5.20%, 03/21/2029		129	129,646
5.30%, 03/20/2026		330	330,409
Cardinal Health, Inc. 3.41%, 06/15/2027		637	605,141
5.125%, 02/15/2029		920	922,083
Cargill, Inc. 3.875%, 04/24/2030(a)	EUR	14,639	16,269,484
4.375%, 04/22/2052(a)	U.S.$	187	163,602
Cencosud SA 4.375%, 07/17/2027(a)		230	220,944
Cia Cervecerias Unidas SA 3.35%, 01/19/2032(a)		200	171,187
Cigna Group (The) 1.25%, 03/15/2026		294	272,493
3.40%, 03/15/2050		375	266,630
4.50%, 02/25/2026		166	164,060
4.80%, 08/15/2038		500	470,117
4.80%, 07/15/2046		193	175,457
4.90%, 12/15/2048		656	597,677
5.00%, 05/15/2029		284	284,254
Coca-Cola Co. (The) 0.375%, 03/15/2033	EUR	119	101,120
Coca-Cola Europacific Partners PLC 0.70%, 09/12/2031(a)		301	268,796
CommonSpirit Health 5.32%, 12/01/2034	U.S.$	13,659	13,673,969
CVS Health Corp. 4.78%, 03/25/2038		295	272,575
5.00%, 02/20/2026		265	264,093
5.625%, 02/21/2053		122	119,792
5.875%, 06/01/2053		122	123,923
DH Europe Finance II SARL 2.60%, 11/15/2029		345	309,405
Diageo Capital BV Series E 1.50%, 06/08/2029(a)	EUR	126	125,775
Diageo Finance PLC Series E 1.875%, 03/27/2027(a)		235	244,099
Electrolux AB Series E 4.50%, 09/29/2028(a)		289	317,498

abfunds.com	AB GLOBAL BOND FUND | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Eli Lilly & Co. 4.50%, 02/09/2029	U.S.$	391	$389,768
4.70%, 02/09/2034		130	129,398
4.95%, 02/27/2063		600	582,597
5.00%, 02/09/2054		130	129,328
5.10%, 02/09/2064		130	129,638
Fresenius SE & Co. KGaA Series E 5.00%, 11/28/2029(a)	EUR	200	227,417
General Mills, Inc. 0.45%, 01/15/2026		519	529,766
4.70%, 01/30/2027	U.S.$	52	51,576
Gilead Sciences, Inc. 2.80%, 10/01/2050		145	94,829
4.80%, 04/01/2044		280	259,898
5.55%, 10/15/2053		609	629,787
HCA, Inc. 2.375%, 07/15/2031		348	286,312
5.45%, 04/01/2031		57	57,330
6.00%, 04/01/2054		129	130,963
Indofood CBP Sukses Makmur Tbk PT 3.40%, 06/09/2031(a)		490	425,534
J M Smucker Co. (The) 6.50%, 11/15/2053		120	133,162
JAB Holdings BV 4.75%, 06/29/2032(a)	EUR	200	229,662
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 6.75%, 03/15/2034(a)	U.S.$	221	231,456
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00%, 05/15/2032		73	59,202
Johnson & Johnson 5.85%, 07/15/2038		187	206,604
Kellanova 1.25%, 03/10/2025	EUR	500	526,888
Kenvue, Inc. 5.20%, 03/22/2063	U.S.$	130	128,696
Kerry Group Financial Services Unltd Co. 2.375%, 09/10/2025(a)	EUR	246	260,418
Keurig Dr. Pepper, Inc. 5.05%, 03/15/2029	U.S.$	130	130,214
5.10%, 03/15/2027		130	130,119
Koninklijke Philips NV Series E 4.25%, 09/08/2031(a)	EUR	100	110,887
Loblaw Cos. Ltd. 5.01%, 09/13/2032	CAD	13,800	10,362,104

32 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.54%, 02/17/2033(a)	CAD	3,182	$2,585,903
McKesson Corp. 1.50%, 11/17/2025	EUR	226	235,951
3.125%, 02/17/2029	GBP	205	241,752
4.90%, 07/15/2028	U.S.$	87	87,347
Merck & Co., Inc. 2.90%, 12/10/2061		562	353,115
3.90%, 03/07/2039		543	480,037
4.00%, 03/07/2049		170	142,910
5.00%, 05/17/2053		124	121,312
5.15%, 05/17/2063		191	188,978
Metro, Inc./CN 4.66%, 02/07/2033	CAD	11,382	8,362,787
Pepsico Singapore Financing I Pte Ltd. 4.55%, 02/16/2029	U.S.$	282	279,775
4.65%, 02/16/2027		129	128,176
4.70%, 02/16/2034		641	631,548
PepsiCo, Inc. 4.65%, 02/15/2053		122	114,600
Pfizer, Inc. 7.20%, 03/15/2039		95	114,541
Philip Morris International, Inc. 2.875%, 05/14/2029	EUR	219	228,853
4.25%, 11/10/2044	U.S.$	704	590,053
4.75%, 02/12/2027		129	128,208
4.875%, 02/13/2029		129	128,292
4.875%, 11/15/2043		646	591,811
5.125%, 02/13/2031		129	128,190
5.625%, 11/17/2029		32	32,961
5.625%, 09/07/2033		267	273,208
Pilgrim’s Pride Corp. 3.50%, 03/01/2032		253	214,572
6.875%, 05/15/2034		178	189,738
Reynolds American, Inc. 5.85%, 08/15/2045		352	327,390
Roche Holdings, Inc. 2.625%, 05/15/2026(a)		295	281,357
5.22%, 03/08/2054(a)		283	286,625
5.49%, 11/13/2030(a)		200	207,335
Saputo, Inc. 5.25%, 11/29/2029	CAD	6,857	5,189,701
Sartorius Finance BV 4.50%, 09/14/2032(a)	EUR	200	227,683
Sigma Finance Netherlands BV 4.875%, 03/27/2028(a)	U.S.$	350	341,031
Smithfield Foods, Inc. 2.625%, 09/13/2031(a)		315	246,600
Stryker Corp. 3.375%, 12/11/2028	EUR	124	134,766

abfunds.com	AB GLOBAL BOND FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sutter Health 5.16%, 08/15/2033	U.S.$	3,533	$3,561,452
Takeda Pharmaceutical Co., Ltd. 3.175%, 07/09/2050		250	174,633
Thermo Fisher Scientific, Inc. 4.98%, 08/10/2030		76	76,562
Tyson Foods, Inc. 5.70%, 03/15/2034		116	117,477
Upjohn Finance BV 1.91%, 06/23/2032(a)	EUR	361	328,905
Viatris, Inc. 1.65%, 06/22/2025	U.S.$	571	543,088
Whirlpool Corp. 5.75%, 03/01/2034		129	129,477
Wyeth LLC 5.95%, 04/01/2037		188	203,215
Zimmer Biomet Holdings, Inc. 1.16%, 11/15/2027	EUR	244	242,864

			129,974,474

Energy – 2.1%
APA Infrastructure Ltd. Series E 2.00%, 03/22/2027(a)		502	517,090
Apache Corp. 4.25%, 01/15/2030	U.S.$	111	102,850
5.10%, 09/01/2040		180	154,422
BG Energy Capital PLC Series E 5.125%, 12/01/2025(a)	GBP	365	461,556
BP Capital Markets PLC 3.25%, 03/22/2026(a)(c)	EUR	3,699	3,885,316
3.625%, 03/22/2029(a)(c)		6,370	6,556,719
Canadian Natural Resources Ltd. 3.85%, 06/01/2027	U.S.$	140	134,954
Cheniere Energy Partners LP 5.95%, 06/30/2033		133	135,911
Columbia Pipelines Operating Co. LLC 6.04%, 11/15/2033(a)		206	213,534
ConocoPhillips Co. 4.025%, 03/15/2062		210	166,359
5.55%, 03/15/2054		328	337,804
5.70%, 09/15/2063		589	616,800
Contemporary Ruiding Development Ltd. 2.625%, 09/17/2030(a)		540	460,350
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		155	126,497
4.90%, 06/01/2044		100	83,150

34 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COSL Singapore Capital Ltd. 1.875%, 06/24/2025(a)	U.S.$	200	$191,563
Devon Energy Corp. 7.95%, 04/15/2032		7,650	8,864,748
Diamondback Energy, Inc. 4.25%, 03/15/2052		3	2,429
Ecopetrol SA 4.625%, 11/02/2031		914	754,918
6.875%, 04/29/2030		1,505	1,459,082
8.375%, 01/19/2036		1,614	1,626,105
8.625%, 01/19/2029		4,947	5,222,325
El Paso Natural Gas Co. LLC 3.50%, 02/15/2032(a)		63	53,526
Enbridge Pipelines, Inc. 2.82%, 05/12/2031	CAD	4,087	2,669,653
Enbridge, Inc. 6.10%, 11/09/2032		3,461	2,743,039
Energy Transfer LP 5.55%, 05/15/2034	U.S.$	94	94,273
6.125%, 12/15/2045		205	206,268
Eni SpA Series NC5 2.625%, 10/13/2025(a)(c)	EUR	170	177,660
Series NC9 3.375%, 07/13/2029(a)(c)		12,030	12,037,619
Enterprise Products Operating LLC 4.85%, 03/15/2044	U.S.$	633	592,998
5.10%, 02/15/2045		618	593,243
EQT Corp. 5.75%, 02/01/2034		5,422	5,403,511
Exxon Mobil Corp. 4.23%, 03/19/2040		215	196,015
Hess Corp. 4.30%, 04/01/2027		230	225,475
7.125%, 03/15/2033		9,699	10,979,792
7.875%, 10/01/2029		289	326,652
Hunt Oil Co. of Peru LLC Sucursal Del Peru 8.55%, 09/18/2033(a)		913	973,107
KazMunayGas National Co. JSC 3.50%, 04/14/2033(a)		810	673,819
4.75%, 04/19/2027(a)		230	223,560
5.375%, 04/24/2030(a)		240	235,575
Kinder Morgan Energy Partners LP 6.95%, 01/15/2038		133	145,565
Kinder Morgan, Inc. 5.45%, 08/01/2052		123	116,027
Marathon Oil Corp. 4.40%, 07/15/2027		90	87,526

abfunds.com	AB GLOBAL BOND FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.70%, 04/01/2034	U.S.$	190	$190,134
6.60%, 10/01/2037		190	200,390
MOL Hungarian Oil & Gas PLC 1.50%, 10/08/2027(a)	EUR	539	534,213
MPLX LP 4.95%, 03/14/2052	U.S.$	516	453,323
5.65%, 03/01/2053		271	264,875
Northern Natural Gas Co. 5.625%, 02/01/2054(a)		182	184,990
ONEOK Partners LP 6.65%, 10/01/2036		36	38,727
ONEOK, Inc. 5.20%, 07/15/2048		588	539,200
6.05%, 09/01/2033		2,049	2,139,053
Ovintiv, Inc. 6.25%, 07/15/2033		1,957	2,033,548
6.50%, 02/01/2038		2,801	2,910,849
Pioneer Natural Resources Co. 5.10%, 03/29/2026		197	196,787
PTTEP Treasury Center Co., Ltd. 2.99%, 01/15/2030(a)		300	266,813
Raizen Fuels Finance SA 6.45%, 03/05/2034(a)		8,141	8,353,565
6.95%, 03/05/2054(a)		230	237,146
Ras Laffan Liquefied Natural Gas Co., Ltd. 3 5.84%, 09/30/2027(a)		332	335,709
Reliance Industries Ltd. 3.625%, 01/12/2052(a)		300	217,044
SA Global Sukuk Ltd. 1.60%, 06/17/2026(a)		1,000	926,250
Saudi Arabian Oil Co. 2.25%, 11/24/2030(a)		1,100	927,438
2.875%, 04/16/2024(a)		483	481,599
3.25%, 11/24/2050(a)		410	277,878
Suncor Energy, Inc. 6.50%, 06/15/2038		426	453,167
6.80%, 05/15/2038		40	43,405
6.85%, 06/01/2039		374	410,099
7.15%, 02/01/2032		75	83,193
Sweihan PV Power Co. PJSC 3.625%, 01/31/2049(a)		465	370,912
Targa Resources Corp. 6.25%, 07/01/2052		454	469,593
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(a)		250	219,024
Thaioil Treasury Center Co., Ltd. 2.50%, 06/18/2030(a)		530	445,531

36 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

TotalEnergies SE 2.00%, 01/17/2027(a)(c)	EUR	11,880	$11,949,095
Series NC7 1.625%, 10/25/2027(a)(c)		279	271,929
TransCanada PipeLines Ltd. 5.33%, 05/12/2032	CAD	227	171,110
Transportadora de Gas del Peru SA 4.25%, 04/30/2028(a)	U.S.$	200	194,438
Transportadora de Gas Internacional SA ESP 5.55%, 11/01/2028(a)		410	402,953
Var Energi ASA 5.00%, 05/18/2027(a)		269	263,386
7.50%, 01/15/2028(a)		7,328	7,771,272
8.00%, 11/15/2032(a)		5,514	6,196,490
Vestas Wind Systems A/S Series E 4.125%, 06/15/2026(a)	EUR	240	261,134
Wintershall Dea Finance BV 1.33%, 09/25/2028(a)		300	287,818
Woodside Finance Ltd. 3.65%, 03/05/2025(a)	U.S.$	123	120,659
3.70%, 09/15/2026(a)		628	601,426
4.50%, 03/04/2029(a)		577	556,685

			124,082,235

Other Industrial – 0.2%
ABB Finance BV Series E 3.375%, 01/15/2034(a)	EUR	247	267,682
Alfa Desarrollo SpA 4.55%, 09/27/2051(a)	U.S.$	308	234,553
CITIC Ltd. Series E 2.85%, 02/25/2030(a)		250	222,308
Ferguson Finance PLC 4.65%, 04/20/2032(a)		624	596,116
LKQ Dutch Bond BV 4.125%, 03/13/2031	EUR	7,079	7,749,801
Worley US Finance Sub Ltd. Series E 0.875%, 06/09/2026(a)		531	535,111

			9,605,571

Services – 0.8%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031	U.S.$	630	523,618
Amazon.com, Inc. 3.875%, 08/22/2037		606	547,102

abfunds.com	AB GLOBAL BOND FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.10%, 04/13/2062	U.S.$	126	$106,273
4.25%, 08/22/2057		360	313,288
Booking Holdings, Inc. 3.50%, 03/01/2029	EUR	5,255	5,723,546
4.00%, 03/01/2044		150	164,345
4.25%, 05/15/2029		168	189,198
4.50%, 11/15/2031		6,154	7,103,476
4.75%, 11/15/2034		199	236,592
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV 8.50%, 01/15/2031(a)	GBP	424	576,964
Chicago Parking Meters LLC 4.93 4.93%, 12/30/2025(e)	U.S.$	16,500	15,963,884
Gartner, Inc. 3.75%, 10/01/2030(a)		635	569,037
4.50%, 07/01/2028(a)		377	359,507
Global Payments, Inc. 4.875%, 03/17/2031	EUR	8,837	10,046,295
ISS Global A/S Series E 0.875%, 06/18/2026(a)		106	107,493
Mastercard, Inc. 1.00%, 02/22/2029		295	290,432
3.85%, 03/26/2050	U.S.$	400	331,611
Moody’s Corp. 0.95%, 02/25/2030	EUR	285	269,644
PayPal Holdings, Inc. 2.65%, 10/01/2026	U.S.$	397	374,940
RELX Finance BV 3.75%, 06/12/2031(a)	EUR	100	110,771
Rentokil Initial Finance BV Series E 4.375%, 06/27/2030(a)		237	268,483
Securitas Treasury Ireland DAC Series E 4.375%, 03/06/2029(a)		100	111,251
Visa, Inc. 4.30%, 12/14/2045	U.S.$	650	586,564

			44,874,314

Technology – 1.5%
AAC Technologies Holdings, Inc. 3.75%, 06/02/2031(a)		290	242,098
Apple, Inc. 1.65%, 05/11/2030		433	365,941
4.10%, 08/08/2062		100	84,813
Applied Materials, Inc. 1.75%, 06/01/2030		661	557,188

38 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

ASML Holding NV 0.25%, 02/25/2030(a)	EUR	287	$265,879
1.375%, 07/07/2026(a)		100	103,602
Avnet, Inc. 5.50%, 06/01/2032	U.S.$	609	590,109
Axiata SPV2 Bhd Series E 2.16%, 08/19/2030(a)		610	511,447
Baidu, Inc. 2.375%, 08/23/2031		320	265,930
Cisco Systems, Inc. 5.35%, 02/26/2064		376	385,266
Dell International LLC/EMC Corp. 4.90%, 10/01/2026		980	973,465
6.02%, 06/15/2026		400	405,261
8.35%, 07/15/2046		125	161,659
DXC Capital Funding DAC 0.45%, 09/15/2027(a)	EUR	135	129,748
DXC Technology Co. 1.75%, 01/15/2026		101	104,681
Entegris, Inc. 4.75%, 04/15/2029(a)	U.S.$	9,256	8,879,939
Fiserv, Inc. 1.625%, 07/01/2030	EUR	6,152	5,890,380
2.25%, 07/01/2025	GBP	250	304,000
4.50%, 05/24/2031	EUR	137	154,355
5.15%, 03/15/2027	U.S.$	129	129,413
5.35%, 03/15/2031		87	87,975
5.625%, 08/21/2033		6,205	6,337,216
Foxconn Far East Ltd. Series E 2.50%, 10/28/2030(a)		200	169,579
Hewlett Packard Enterprise Co. 1.75%, 04/01/2026		692	646,292
Honeywell International, Inc. 3.75%, 05/17/2032	EUR	100	110,850
3.75%, 03/01/2036		9,192	10,016,007
4.875%, 09/01/2029	U.S.$	506	509,492
4.95%, 09/01/2031		129	129,880
5.00%, 03/01/2035		102	102,333
Series 4Y 3.50%, 05/17/2027	EUR	8,594	9,350,278
IBM International Capital Pte Ltd. 4.60%, 02/05/2029	U.S.$	129	127,211
4.70%, 02/05/2026		129	128,216
4.75%, 02/05/2031		129	126,492
4.90%, 02/05/2034		129	126,261
5.30%, 02/05/2054		129	125,524

abfunds.com	AB GLOBAL BOND FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Intel Corp. 2.60%, 05/19/2026	U.S.$	223	$212,320
3.25%, 11/15/2049		150	105,794
3.75%, 03/25/2027		344	334,009
3.90%, 03/25/2030		430	409,403
4.75%, 03/25/2050		470	424,568
4.90%, 08/05/2052		124	115,705
4.95%, 03/25/2060		472	440,022
5.625%, 02/10/2043		191	197,569
International Business Machines Corp. 0.65%, 02/11/2032	EUR	222	196,079
1.70%, 05/15/2027	U.S.$	616	559,137
1.75%, 01/31/2031	EUR	100	98,071
3.30%, 05/15/2026	U.S.$	477	460,248
3.43%, 02/09/2052		135	97,384
3.50%, 05/15/2029		100	94,243
3.625%, 02/06/2031	EUR	240	264,406
4.00%, 06/20/2042	U.S.$	178	150,175
4.25%, 05/15/2049		100	84,830
4.90%, 07/27/2052		284	265,492
Intuit, Inc. 5.50%, 09/15/2053		832	864,141
KLA Corp. 3.30%, 03/01/2050		314	229,958
4.70%, 02/01/2034		130	128,112
4.95%, 07/15/2052		119	114,781
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		10,101	9,254,489
Lam Research Corp. 1.90%, 06/15/2030		401	339,233
4.00%, 03/15/2029		225	218,265
4.875%, 03/15/2049		563	534,129
Lenovo Group Ltd. 3.42%, 11/02/2030(a)		250	219,219
Motorola Solutions, Inc. 5.00%, 04/15/2029		131	130,435
5.40%, 04/15/2034		131	130,750
Nokia Oyj Series E 2.00%, 03/11/2026(a)	EUR	253	263,910
Oracle Corp. 1.65%, 03/25/2026	U.S.$	657	613,389
2.30%, 03/25/2028		591	533,573
2.50%, 04/01/2025		561	544,202
2.65%, 07/15/2026		57	53,962
4.00%, 07/15/2046		160	126,052
4.10%, 03/25/2061		362	271,025
4.30%, 07/08/2034		9,860	9,095,519
5.375%, 07/15/2040		78	75,710

40 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

QUALCOMM, Inc. 4.30%, 05/20/2047	U.S.$	669	$590,548
4.80%, 05/20/2045		616	590,007
Renesas Electronics Corp. 2.17%, 11/25/2026(a)		410	374,823
Salesforce, Inc. 2.70%, 07/15/2041		815	589,901
SAP SE 0.125%, 05/18/2026(a)	EUR	100	101,439
1.625%, 03/10/2031(a)		300	297,045
SK Hynix, Inc. 2.375%, 01/19/2031(a)	U.S.$	555	455,982
Skyworks Solutions, Inc. 3.00%, 06/01/2031		213	178,947
Texas Instruments, Inc. 4.10%, 08/16/2052		87	73,907
5.00%, 03/14/2053		120	117,738
5.05%, 05/18/2063		287	279,273
TSMC Arizona Corp. 3.875%, 04/22/2027		360	349,088
4.25%, 04/22/2032		380	369,936
4.50%, 04/22/2052		230	221,858
TSMC Global Ltd. 1.375%, 09/28/2030(a)		540	437,400
2.25%, 04/23/2031(a)		410	347,603
Western Digital Corp. 2.85%, 02/01/2029		138	120,227
3.10%, 02/01/2032		2,758	2,218,723
Wipro IT Services LLC 1.50%, 06/23/2026(a)		250	230,180
Xiaomi Best Time International Ltd. 2.875%, 07/14/2031(a)		260	216,369

			85,010,083

Transportation - Airlines – 0.0%
Alaska Airlines 2020-1 Class A Pass Through Trust 4.80%, 08/15/2027(a)		557	541,851
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		723	714,523
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		244	245,505

			1,501,879

Transportation - Railroads – 0.0%
Canadian National Railway Co. 3.60%, 08/01/2047	CAD	355	217,321

abfunds.com	AB GLOBAL BOND FUND | 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Canadian Pacific Railway Co. 6.125%, 09/15/2115	U.S.$	235	$248,066
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		414	381,174
5.875%, 07/05/2034(a)		694	689,018
Norfolk Southern Corp. 5.05%, 08/01/2030		270	271,010

			1,806,589

Transportation - Services – 0.6%
Abertis Infraestructuras SA Series E 4.125%, 01/31/2028(a)	EUR	200	218,995
Adani Ports & Special Economic Zone Ltd. 3.10%, 02/02/2031(a)	U.S.$	360	286,987
3.83%, 02/02/2032(a)		290	236,441
Ashtead Capital, Inc. 5.50%, 08/11/2032(a)		229	224,230
5.95%, 10/15/2033(a)		621	627,765
Element Fleet Management Corp. 5.64%, 03/13/2027(a)		130	130,380
6.27%, 06/26/2026(a)		642	649,555
6.32%, 12/04/2028(a)		493	509,364
ENA Master Trust 4.00%, 05/19/2048(a)		1,716	1,213,534
ERAC USA Finance LLC 4.60%, 05/01/2028(a)		6,597	6,513,894
4.90%, 05/01/2033(a)		7,046	6,898,961
FedEx Corp. 0.95%, 05/04/2033	EUR	290	246,786
Gatwick Funding Ltd. Series E 2.50%, 04/15/2030(a)	GBP	4,360	4,806,730
Heathrow Funding Ltd. 2.625%, 03/16/2028(a)		295	334,268
Series E 1.50%, 02/11/2030(a)	EUR	536	516,194
2.75%, 10/13/2029(a)	GBP	5,974	6,768,551
HPHT Finance 21 Ltd. 2.00%, 03/19/2026(a)	U.S.$	250	234,219
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.35%, 01/12/2027(a)		647	647,827
5.35%, 03/30/2029(a)		131	131,109
5.75%, 05/24/2026(a)		585	589,257
Ryder System, Inc. 5.375%, 03/15/2029		330	332,829

42 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

SMBC Aviation Capital Finance DAC 5.30%, 04/03/2029(a)	U.S.$	651	$650,247
Transurban Finance Co. Pty Ltd. Series E 2.00%, 08/28/2025(a)	EUR	100	105,589
TTX Co. 5.50%, 09/25/2026(a)	U.S.$	250	250,856
United Parcel Service, Inc. 4.875%, 03/03/2033		175	175,283

			33,299,851

			729,857,987

Financial Institutions – 12.3%
Banking – 9.3%
ABN AMRO Bank NV (GDR) 4.375%, 09/22/2025(a)(c)	EUR	5,000	5,232,422
AIB Group PLC 5.87%, 03/28/2035(a)	U.S.$	331	332,686
Series E 2.25%, 04/04/2028(a)	EUR	13,249	13,699,744
Ally Financial, Inc. 6.85%, 01/03/2030	U.S.$	138	142,097
6.99%, 06/13/2029		127	131,834
American Express Co. 5.10%, 02/16/2028		458	457,446
5.39%, 07/28/2027		205	205,786
6.34%, 10/30/2026		597	604,989
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(a)		275	268,221
Banco BBVA Peru SA 6.20%, 06/07/2034(a)		200	199,750
Banco Bilbao Vizcaya Argentaria SA 1.125%, 09/18/2025		800	751,692
5.38%, 03/13/2029		200	201,973
7.88%, 11/15/2034		200	218,971
Banco de Credito del Peru SA 3.25%, 09/30/2031(a)		510	470,243
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		450	447,269
Banco Santander SA 2.75%, 05/28/2025		200	193,307
4.175%, 03/24/2028		17,400	16,774,648
4.25%, 04/11/2027		200	193,861
5.15%, 08/18/2025		200	198,550

abfunds.com	AB GLOBAL BOND FUND | 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.18%, 11/19/2025	U.S.$	600	$593,649
5.29%, 08/18/2027		1,000	998,134
9.625%, 05/21/2033(c)		200	220,672
Series E 3.50%, 01/09/2030(a)	EUR	300	322,384
5.75%, 08/23/2033(a)		7,200	8,158,847
Bangkok Bank PCL/Hong Kong 9.025%, 03/15/2029(a)	U.S.$	440	503,065
Bank Hapoalim BM 3.255%, 01/21/2032(a)		257	230,738
Bank Leumi Le-Israel BM 3.275%, 01/29/2031(a)		290	268,443
7.13%, 07/18/2033(a)		210	206,973
Bank Mandiri Persero Tbk PT Series E 4.75%, 05/13/2025(a)		320	317,200
Bank of America Corp. 1.32%, 06/19/2026		664	631,142
1.73%, 07/22/2027		614	566,283
2.88%, 10/22/2030		97	86,193
3.19%, 07/23/2030		284	257,757
3.38%, 04/02/2026		730	713,999
3.56%, 04/23/2027		169	163,089
3.85%, 03/08/2037		240	212,245
3.97%, 03/05/2029		560	535,381
3.97%, 02/07/2030		97	91,932
Series B 8.05%, 06/15/2027		930	996,104
Series E 0.65%, 10/26/2031(a)	EUR	11,580	10,386,148
0.69%, 03/22/2031(a)		3,794	3,463,655
1.10%, 05/24/2032(a)		2,482	2,260,578
4.13%, 06/12/2028(a)		305	337,857
Series U 8.74% (CME Term SOFR 3 Month + 3.40%), 04/29/2024(c)(f)	U.S.$	4,156	4,159,571
Bank of East Asia Ltd. (The) Series E 6.75%, 03/15/2027(a)		250	252,370
Bank of Ireland Group PLC 5.60%, 03/20/2030(a)		3,324	3,323,689
6.25%, 09/16/2026(a)		200	201,222
Series E 0.375%, 05/10/2027(a)	EUR	6,478	6,518,843
4.625%, 11/13/2029(a)		1,944	2,164,934
Bank of New York Mellon Corp. (The) 4.975%, 03/14/2030	U.S.$	130	130,061

44 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.19%, 03/14/2035	U.S.$	130	$129,418
6.47%, 10/25/2034		118	128,487
Bank of Nova Scotia (The) 5.35%, 12/07/2026		125	125,624
Series E 0.125%, 09/04/2026(a)	EUR	531	529,352
Banque Federative du Credit Mutuel SA 3.875%, 06/16/2032(a)		9,800	10,458,104
4.935%, 01/26/2026(a)	U.S.$	10,579	10,514,796
Series E 0.625%, 11/19/2027(a)	EUR	100	97,261
0.625%, 11/03/2028(a)		300	283,035
Barclays PLC 5.09%, 06/20/2030	U.S.$	612	589,241
5.67%, 03/12/2028		330	331,191
6.125%, 12/15/2025(c)		11,154	10,769,258
6.22%, 05/09/2034		200	206,500
7.12%, 06/27/2034		400	426,056
Series E 4.92%, 08/08/2030(a)	EUR	422	475,825
5.26%, 01/29/2034(a)		5,032	5,867,272
BBVA Bancomer SA/Texas 1.875%, 09/18/2025(a)	U.S.$	600	569,438
BDO Unibank, Inc. Series E 2.125%, 01/13/2026(a)		240	226,650
BNP Paribas SA 2.22%, 06/09/2026(a)		475	456,686
5.74%, 02/20/2035(a)		439	442,684
Series E 0.50%, 02/19/2028(a)	EUR	300	295,975
2.75%, 07/25/2028(a)		500	523,440
BPCE SA 3.12%, 10/19/2032(a)	U.S.$	14,189	11,624,979
4.50%, 03/15/2025(a)		8,251	8,128,808
4.625%, 07/11/2024(a)		470	467,657
6.51%, 01/18/2035(a)		699	709,323
Series E 4.125%, 07/10/2028(a)	EUR	400	444,036
CaixaBank SA 6.04%, 06/15/2035(a)	U.S.$	379	382,391
6.21%, 01/18/2029(a)		10,380	10,614,156
6.84%, 09/13/2034(a)		200	214,093
Series E 1.50%, 12/03/2026(a)	GBP	200	236,898
Capital One Financial Corp. 0.80%, 06/12/2024	EUR	2,460	2,635,056

abfunds.com	AB GLOBAL BOND FUND | 45

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

1.65%, 06/12/2029	EUR	325	$311,449
4.17%, 05/09/2025	U.S.$	2,878	2,872,066
5.82%, 02/01/2034		171	170,780
6.05%, 02/01/2035		333	339,265
6.38%, 06/08/2034		4,800	4,983,453
CBQ Finance Ltd. Series E 2.00%, 05/12/2026(a)		450	418,950
Ceska sporitelna AS Series E 5.74%, 03/08/2028(a)	EUR	100	111,391
5.94%, 06/29/2027(a)		400	446,105
Citigroup, Inc. 3.40%, 05/01/2026	U.S.$	582	560,526
3.52%, 10/27/2028		643	606,521
3.67%, 07/24/2028		345	328,049
5.83%, 02/13/2035		928	918,069
6.045% (SOFR + 0.69%), 01/25/2026(f)		838	838,153
6.73% (SOFR + 1.37%), 05/24/2025(f)		2,712	2,714,724
Series AA 7.625%, 11/15/2028(c)		1,982	2,078,870
Series E 0.50%, 10/08/2027(a)	EUR	574	573,837
1.25%, 04/10/2029(a)		274	266,373
Series P 5.95%, 05/15/2025(c)	U.S.$	2,793	2,791,042
Series W 4.00%, 12/10/2025(c)		232	222,345
Series Y 4.15%, 11/15/2026(c)		7,121	6,577,971
Citizens Financial Group, Inc. 5.84%, 01/23/2030		129	128,799
Comerica, Inc. 5.98%, 01/30/2030		129	127,524
Commonwealth Bank of Australia 6.10% (SOFR + 0.74%), 03/14/2025(a)(f)		5,150	5,170,886
Cooperatieve Rabobank UA 4.375%, 06/29/2027(a)(c)	EUR	200	206,341
Series E 4.625%, 05/23/2029(a)	GBP	9,255	11,216,586
Credit Agricole SA 2.625%, 03/17/2027(a)	EUR	256	267,460
5.335%, 01/10/2030(a)	U.S.$	650	648,754
6.32%, 10/03/2029(a)		250	259,285

46 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Credit Mutuel Arkea SA Series E 3.50%, 02/09/2029(a)	EUR	300	$316,532
Credit Suisse AG/London Series E 0.25%, 01/05/2026(a)		531	540,151
Danske Bank A/S 1.62%, 09/11/2026(a)	U.S.$	441	415,342
3.24%, 12/20/2025(a)		3,465	3,397,230
4.30%, 04/01/2028(a)		235	226,961
7.00%, 06/26/2025(a)(c)		200	198,852
Series E 1.375%, 02/12/2030(a)	EUR	225	236,116
DBS Group Holdings Ltd.
Series G 3.30%, 02/27/2025(a)(c)	U.S.$	240	234,000
Deutsche Bank AG 3.25%, 05/24/2028(a)	EUR	9,600	10,126,970
5.375%, 01/11/2029(a)		2,600	2,936,987
Series E 1.625%, 01/20/2027(a)		500	508,475
1.75%, 11/19/2030(a)		400	379,891
1.875%, 02/23/2028(a)		3,200	3,248,480
Deutsche Bank AG/New York NY 3.73%, 01/14/2032	U.S.$	707	594,359
3.96%, 11/26/2025		240	236,766
6.82%, 11/20/2029		150	156,930
7.08%, 02/10/2034		498	512,225
Deutsche Pfandbriefbank AG
Series E 4.375%, 08/28/2026(a)	EUR	100	100,448
5.00%, 02/05/2027(a)		239	244,712
Discover Financial Services 7.96%, 11/02/2034	U.S.$	529	599,216
DNB Bank ASA Series E 1.625%, 05/31/2026(a)	EUR	120	126,392
4.625%, 11/01/2029(a)		237	266,556
Doha Finance Ltd. Series E 2.375%, 03/31/2026(a)	U.S.$	590	552,388
Erste Group Bank AG 4.25%, 10/15/2027(a)(c)	EUR	200	194,532
Series E 1.625%, 09/08/2031(a)		200	202,704
Fifth Third Bancorp 5.63%, 01/29/2032	U.S.$	20	20,030

abfunds.com	AB GLOBAL BOND FUND | 47

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

First Abu Dhabi Bank PJSC 4.50%, 04/05/2026(a)(c)	U.S.$	480	$462,750
Goldman Sachs Bank USA/New York NY 5.28%, 03/18/2027		131	130,891
Goldman Sachs Group, Inc. (The) 3.615%, 03/15/2028		32	30,609
Series E 0.875%, 05/09/2029(a)	EUR	12,076	11,420,226
4.00%, 09/21/2029(a)		72	80,064
Series P 8.44% (CME Term SOFR 3 Month + 3.14%), 04/29/2024(c)(f)	U.S.$	4,168	4,173,231
Hana Bank 1.25%, 12/16/2026(a)		200	180,250
5.75%, 10/24/2028(a)		210	217,022
HSBC Holdings PLC 1.645%, 04/18/2026		202	193,565
2.01%, 09/22/2028		327	292,364
2.85%, 06/04/2031		244	210,648
3.97%, 05/22/2030		420	392,480
4.29%, 09/12/2026		607	595,930
4.755%, 06/09/2028		9,494	9,311,253
4.76%, 03/29/2033		363	337,182
5.55%, 03/04/2030		4,783	4,811,946
5.89%, 08/14/2027		4,993	5,036,007
6.36%, 11/16/2032(a)	EUR	8,812	10,156,040
6.55%, 06/20/2034	U.S.$	413	427,576
7.39%, 11/03/2028		200	212,847
7.40%, 11/13/2034		200	219,100
8.11%, 11/03/2033		656	750,361
Series** 6.50%, 09/15/2037		103	107,402
Series E 3.125%, 06/07/2028	EUR	484	508,224
ING Groep NV 0.25%, 02/18/2029(a)		300	283,883
0.375%, 09/29/2028(a)		300	289,020
4.125%, 08/24/2033(a)		100	107,710
4.50%, 05/23/2029(a)		100	111,174
5.25%, 11/14/2033(a)		200	239,725
Series E 2.125%, 05/26/2031(a)		200	207,080
Intercorp Peru Ltd. 3.875%, 08/15/2029(a)	U.S.$	370	325,600
Intesa Sanpaolo SpA 3.875%, 07/14/2027(a)		200	188,003
5.02%, 06/26/2024(a)		4,753	4,736,082

48 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.71%, 01/15/2026(a)	U.S.$	5,580	$5,535,139
6.625%, 06/20/2033(a)		4,109	4,269,036
7.20%, 11/28/2033(a)		2,683	2,900,372
7.80%, 11/28/2053(a)		333	377,507
Series E 5.125%, 08/29/2031(a)	EUR	200	234,286
Investec Bank PLC 1.25%, 08/11/2026(a)		461	476,620
JPMorgan Chase & Co. 2.08%, 04/22/2026	U.S.$	620	597,620
2.18%, 06/01/2028		135	123,551
2.95%, 02/24/2028		720	676,508
3.51%, 01/23/2029		235	222,266
3.54%, 05/01/2028		369	352,520
3.96%, 01/29/2027		161	157,235
4.08%, 04/26/2026		571	562,270
5.04%, 01/23/2028		652	649,708
6.07%, 10/22/2027		120	122,431
6.25%, 10/23/2034		120	128,198
6.28% (SOFR + 0.92%), 02/24/2026(f)		4,649	4,663,699
Series E 1.00%, 07/25/2031(a)	EUR	307	285,910
1.09%, 03/11/2027(a)		7,804	8,021,820
1.96%, 03/23/2030(a)		189	190,357
Series Q 8.82% (SOFR + 3.51%), 05/01/2024(c)(f)	U.S.$	213	213,193
Series R 8.87% (SOFR + 3.56%), 05/01/2024(c)(f)		4,314	4,318,737
Jyske Bank A/S
Series E 0.05%, 09/02/2026(a)	EUR	170	173,457
KBC Group NV 4.25%, 10/24/2025(a)(c)		7,800	8,024,105
5.80%, 01/19/2029(a)	U.S.$	300	302,743
Series E 0.125%, 01/14/2029(a)	EUR	300	284,170
1.50%, 03/29/2026(a)		100	105,360
4.375%, 11/23/2027(a)		100	110,049
KeyBank NA/Cleveland OH 5.85%, 11/15/2027	U.S.$	331	327,932
KeyCorp 6.40%, 03/06/2035		1,023	1,045,712
Kookmin Bank 2.50%, 11/04/2030(a)		810	673,313

abfunds.com	AB GLOBAL BOND FUND | 49

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Lloyds Banking Group PLC 3.75%, 03/18/2028	U.S.$	285	$273,037
7.50%, 09/27/2025(c)		2,412	2,400,780
7.95%, 11/15/2033		415	467,781
Series E 4.75%, 09/21/2031(a)	EUR	2,397	2,721,888
M&T Bank Corp. 6.08%, 03/13/2032	U.S.$	391	390,417
Macquarie Bank Ltd. 5.39%, 12/07/2026(a)		125	125,526
Macquarie Group Ltd. 0.35%, 03/03/2028(a)	EUR	555	534,311
1.34%, 01/12/2027(a)	U.S.$	453	420,327
Mitsubishi UFJ Financial Group, Inc. 5.35%, 09/13/2028		200	201,107
Mizuho Financial Group, Inc. 0.47%, 09/06/2029(a)	EUR	135	127,134
2.26%, 07/09/2032	U.S.$	200	163,643
4.35%, 10/20/2025(a)		325	317,928
5.41%, 09/13/2028		200	201,672
Series E 0.18%, 04/13/2026(a)	EUR	528	533,802
4.61%, 08/28/2030(a)		200	228,587
Morgan Stanley 0.41%, 10/29/2027		701	698,506
0.495%, 10/26/2029		922	867,947
4.21%, 04/20/2028	U.S.$	625	607,303
4.66%, 03/02/2029	EUR	10,875	12,162,859
4.68%, 07/17/2026	U.S.$	152	150,373
4.81%, 10/25/2028	EUR	7,920	8,897,401
5.47%, 01/18/2035	U.S.$	130	131,160
6.41%, 11/01/2029		118	123,706
6.63%, 11/01/2034		118	129,089
Series G 2.95%, 05/07/2032	EUR	235	243,674
5.15%, 01/25/2034		148	176,746
Nanyang Commercial Bank Ltd. 3.80%, 11/20/2029(a)	U.S.$	570	561,272
Nationwide Building Society 2.97%, 02/16/2028(a)		4,664	4,352,589
6.56%, 10/18/2027(a)		507	520,227
6.645% (SOFR + 1.29%), 02/16/2028(a)(f)		290	290,096
NatWest Group PLC 3.62%, 08/14/2030(a)	GBP	105	128,604
5.78%, 03/01/2035	U.S.$	5,209	5,282,914
6.475%, 06/01/2034		748	760,655
Series E 5.76%, 02/28/2034(a)	EUR	7,135	8,122,641

50 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

NatWest Markets PLC
Series E 0.125%, 11/12/2025(a)	EUR	105	$107,037
0.125%, 06/18/2026(a)		534	536,094
NBK Tier 1 Financing 2 Ltd. 4.50%, 08/27/2025(a)(c)	U.S.$	290	279,850
NIBC Bank NV
Series E 0.25%, 09/09/2026(a)	EUR	300	297,318
Nordea Bank Abp 6.625%, 03/26/2026(a)(c)	U.S.$	4,340	4,296,628
Series E 4.375%, 09/06/2026(a)	EUR	100	108,778
Oversea-Chinese Banking Corp., Ltd. 1.83%, 09/10/2030(a)	U.S.$	530	501,016
Philippine National Bank
Series E 3.28%, 09/27/2024(a)		480	471,600
PNC Financial Services Group, Inc. (The) 5.30%, 01/21/2028		138	138,128
5.68%, 01/22/2035		267	269,527
5.81%, 06/12/2026		616	618,229
6.615%, 10/20/2027		119	122,486
6.875%, 10/20/2034		311	340,496
QIB Sukuk Ltd. 1.95%, 10/27/2025(a)		300	283,596
QNB Finance Ltd. Series E 1.375%, 01/26/2026(a)		510	474,619
1.625%, 09/22/2025(a)		200	188,873
2.75%, 02/12/2027(a)		240	224,449
Raiffeisen Bank International AG Series E 0.05%, 09/01/2027(a)	EUR	600	566,600
Royal Bank of Canada Series E 4.375%, 10/02/2030(a)		235	265,379
Santander Holdings USA, Inc. 2.49%, 01/06/2028	U.S.$	400	363,649
6.17%, 01/09/2030		7,590	7,663,787
6.565%, 06/12/2029		80	82,423
7.66%, 11/09/2031		28	30,474
Santander UK Group Holdings PLC 2.47%, 01/11/2028		450	413,610
6.53%, 01/10/2029		541	559,159
6.83%, 11/21/2026		10,142	10,309,655

abfunds.com	AB GLOBAL BOND FUND | 51

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series E 0.60%, 09/13/2029(a)	EUR	1,438	$1,355,931
Shinhan Bank Co., Ltd. 4.00%, 04/23/2029(a)	U.S.$	760	708,463
Shinhan Financial Group Co., Ltd. 3.34%, 02/05/2030(a)		540	527,513
Siam Commercial Bank PCL/Cayman Islands Series G 4.40%, 02/11/2029(a)		350	336,766
Skandinaviska Enskilda Banken AB 5.125%, 03/05/2027(a)		3,529	3,536,829
Series E 0.75%, 08/09/2027(a)	EUR	271	267,156
Societe Generale SA 4.875%, 11/21/2031(a)		300	339,946
5.52%, 01/19/2028(a)	U.S.$	482	479,014
5.63%, 01/19/2030(a)		200	199,152
6.45%, 01/12/2027(a)		300	303,016
Series E 0.125%, 02/18/2028(a)	EUR	600	571,582
Standard Chartered PLC 0.80%, 11/17/2029(a)		295	279,214
1.46%, 01/14/2027(a)	U.S.$	300	278,525
2.61%, 01/12/2028(a)		12,199	11,247,794
2.82%, 01/30/2026(a)		280	272,806
4.87%, 03/15/2033(a)		200	190,314
6.17%, 01/09/2027(a)		349	352,241
6.30%, 01/09/2029(a)		210	215,769
7.09% (CME Term SOFR 3 Month + 1.51%), 01/30/2027(a)(c)(f)		8,000	7,626,727
7.77%, 11/16/2028(a)		279	298,521
State Street Corp. 4.99%, 03/18/2027		651	652,070
Sumitomo Mitsui Financial Group, Inc. 1.55%, 06/15/2026(a)	EUR	499	516,086
Series E 0.63%, 10/23/2029(a)		110	102,283
Svenska Handelsbanken AB Series E 4.625%, 08/23/2032(a)	GBP	6,655	8,098,305
Swedbank AB 6.26% (SOFR + 0.91%), 04/04/2025(a)(f)	U.S.$	1,070	1,074,935
Series G 4.375%, 09/05/2030(a)	EUR	200	225,093
Series NC5 5.625%, 09/17/2024(a)(c)	U.S.$	200	199,049

52 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sydbank AS Series G 5.125%, 09/06/2028(a)	EUR	100	$111,821
Toronto-Dominion Bank (The) Series G 4.98%, 04/05/2027	U.S.$	130	129,801
4.99%, 04/05/2029		130	129,967
Truist Financial Corp. 4.26%, 07/28/2026		446	438,687
5.435%, 01/24/2030		129	128,780
7.16%, 10/30/2029		593	632,618
UBS Group AG 3.13%, 08/13/2030(a)		295	262,993
3.87%, 01/12/2029(a)		255	241,246
4.125%, 09/24/2025(a)		800	783,933
4.19%, 04/01/2031(a)		2,312	2,150,040
5.125%, 07/29/2026(a)(c)		200	190,321
6.93% (SOFR + 1.58%), 05/12/2026(a)(f)		17,565	17,702,650
7.75%, 03/01/2029(a)	EUR	3,309	4,074,585
9.25%, 11/13/2028(a)(c)	U.S.$	1,652	1,789,288
Series E 1.00%, 06/24/2027(a)	EUR	215	218,142
3.125%, 06/15/2030(a)		254	266,628
4.625%, 03/17/2028(a)		5,178	5,727,146
4.75%, 03/17/2032(a)		330	374,968
UniCredit SpA 1.98%, 06/03/2027(a)	U.S.$	619	571,537
2.57%, 09/22/2026(a)		405	385,830
3.13%, 06/03/2032(a)		3,755	3,176,263
Series E 0.85%, 01/19/2031(a)	EUR	299	268,806
4.30%, 01/23/2031(a)		294	322,229
United Overseas Bank Ltd. 2.00%, 10/14/2031(a)	U.S.$	200	183,148
Series G 1.75%, 03/16/2031(a)		250	232,338
US Bancorp 5.775%, 06/12/2029		123	125,162
Virgin Money UK PLC Series G 3.125%, 06/22/2025(a)	GBP	4,310	5,404,526
4.625%, 10/29/2028(a)	EUR	347	384,650
5.125%, 12/11/2030(a)	GBP	135	167,586
Visa, Inc. 1.50%, 06/15/2026	EUR	375	389,704
3.65%, 09/15/2047	U.S.$	336	271,040

abfunds.com	AB GLOBAL BOND FUND | 53

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Wells Fargo & Co. 2.39%, 06/02/2028	U.S.$	200	$183,100
4.54%, 08/15/2026		616	608,251
5.50%, 01/23/2035		4,125	4,133,031
6.49%, 10/23/2034		120	128,805
7.625%, 09/15/2028(c)		474	506,333
Series E 0.625%, 03/25/2030(a)	EUR	3,247	2,950,782
1.74%, 05/04/2030(a)		10,630	10,463,908
Westpac Banking Corp. Series G 4.32%, 11/23/2031	U.S.$	185	178,530
Woori Bank 5.125%, 08/06/2028(a)		210	206,063
Yorkshire Building Society Series E 0.50%, 07/01/2028(a)	EUR	553	528,565

			534,711,288

Brokerage – 0.4%
abrdn PLC 4.25%, 06/30/2028(a)	U.S.$	866	779,796
Cantor Fitzgerald LP 7.20%, 12/12/2028(a)		186	192,592
Charles Schwab Corp. (The) 5.87% (SOFR + 0.52%), 05/13/2026(f)		5,465	5,458,681
Series I 4.00%, 06/01/2026(c)		11,930	11,158,365
China Great Wall International Holdings V Ltd. 2.875%, 11/23/2026(a)		200	183,500
Clearstream Banking AG Zero Coupon, 12/01/2025(a)	EUR	200	203,769
Lazard Group LLC 6.00%, 03/15/2031	U.S.$	130	131,323
Nomura Holdings, Inc. 1.85%, 07/16/2025		5,405	5,150,850
5.10%, 07/03/2025		566	562,095
5.71%, 01/09/2026		221	221,594

			24,042,565

Finance – 0.5%
Air Lease Corp. 5.40%, 06/01/2028	CAD	6,005	4,512,224
Aircastle Ltd. 5.25%, 08/11/2025(a)	U.S.$	4,083	4,046,324
5.25%, 06/15/2026(a)(c)		195	186,330
5.95%, 02/15/2029(a)		2,811	2,813,007

54 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Aviation Capital Group LLC 1.95%, 01/30/2026(a)	U.S.$	415	$387,305
1.95%, 09/20/2026(a)		1,590	1,452,658
3.50%, 11/01/2027(a)		1,342	1,249,118
4.125%, 08/01/2025(a)		23	22,409
4.875%, 10/01/2025(a)		926	909,011
5.50%, 12/15/2024(a)		5,268	5,243,293
Blue Owl Credit Income Corp. 6.65%, 03/15/2031(a)		129	126,482
7.75%, 09/16/2027		571	584,930
7.75%, 01/15/2029(a)		617	635,204
Blue Owl Technology Finance Corp. 2.50%, 01/15/2027		288	255,485
BOC Aviation Ltd. 3.875%, 04/27/2026(a)		620	600,823
Brookfield Finance, Inc. 6.35%, 01/05/2034		123	130,921
CCBL Cayman 1 Corp., Ltd. Series E 1.80%, 07/22/2026(a)		400	369,125
CDBL Funding 1 Series E 3.50%, 10/24/2027(a)		430	406,887
CIMIC Finance Ltd. Series G 1.50%, 05/28/2029(a)	EUR	299	277,168
Golub Capital BDC, Inc. 6.00%, 07/15/2029	U.S.$	129	126,810
7.05%, 12/05/2028		38	38,923
Huarong Finance 2017 Co., Ltd. Series E 4.25%, 11/07/2027(a)		530	489,919
Huarong Finance 2019 Co., Ltd. Series E 3.25%, 11/13/2024(a)		260	254,233
4.50%, 05/29/2029(a)		200	182,568
Huarong Finance II Co., Ltd. Series E 4.625%, 06/03/2026(a)		213	204,613
ICBCIL Finance Co., Ltd. 3.625%, 05/19/2026(a)		230	222,261
Intercorp Financial Services, Inc. 4.125%, 10/19/2027(a)		840	785,400
JAB Holdings BV 2.25%, 12/19/2039(a)	EUR	300	249,666
Main Street Capital Corp. 6.95%, 03/01/2029	U.S.$	648	658,410

abfunds.com	AB GLOBAL BOND FUND | 55

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Power Finance Corp., Ltd. Series G 3.35%, 05/16/2031(a)	U.S.$	360	$312,863
Prospect Capital Corp. 3.36%, 11/15/2026		359	328,519
REC Ltd. 5.625%, 04/11/2028(a)		200	201,313
Sixth Street Specialty Lending, Inc. 6.125%, 03/01/2029		644	640,920
Wendel SE 4.50%, 06/19/2030(a)	EUR	400	450,527

			29,355,649

Insurance – 0.8%
Aegon Ltd. 5.50%, 04/11/2048	U.S.$	780	755,828
Ageas SA/NV 1.875%, 11/24/2051(a)	EUR	100	88,817
3.25%, 07/02/2049(a)		100	101,369
AIA Group Ltd. 4.95%, 04/04/2033(a)	U.S.$	240	239,441
Allianz SE 2.24%, 07/07/2045(a)	EUR	200	210,556
3.10%, 07/06/2047(a)		200	210,606
5.82%, 07/25/2053(a)		100	120,057
Series E 4.25%, 07/05/2052(a)		200	216,517
American International Group, Inc. Series A-9 5.75%, 04/01/2048	U.S.$	310	304,020
Argentum Netherlands BV for Swiss Re Ltd. 5.75%, 08/15/2050(a)		365	361,896
Argentum Netherlands BV for Zurich Insurance Co., Ltd. Series E 3.50%, 10/01/2046(a)	EUR	155	164,865
Arthur J Gallagher & Co. 5.45%, 07/15/2034	U.S.$	129	129,849
5.75%, 07/15/2054		129	129,408
Assicurazioni Generali SpA Series E 2.43%, 07/14/2031(a)	EUR	284	272,144
Athene Global Funding 2.72%, 01/07/2029(a)	U.S.$	13	11,462
5.52%, 03/25/2027(a)		130	130,067
5.58%, 01/09/2029(a)		130	130,902
Series E 0.37%, 09/10/2026(a)	EUR	107	106,458

56 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

0.83%, 01/08/2027(a)	EUR	530	$527,385
Athene Holding Ltd. 3.50%, 01/15/2031	U.S.$	454	399,758
6.25%, 04/01/2054		129	130,914
Aviva PLC 4.00%, 06/03/2055(a)	GBP	135	142,206
AXA SA Series E 3.25%, 05/28/2049(a)	EUR	199	205,756
4.25%, 03/10/2043(a)		243	262,427
Berkshire Hathaway, Inc. 2.15%, 03/15/2028		280	291,392
Cloverie PLC for Zurich Insurance Co., Ltd. Series E 5.625%, 06/24/2046(a)	U.S.$	315	313,963
CNP Assurances SACA Series E 2.50%, 06/30/2051(a)	EUR	6,200	5,913,624
Coface SA 6.00%, 09/22/2032(a)		300	355,324
Corebridge Global Funding 5.20%, 01/12/2029(a)	U.S.$	129	129,229
Credit Agricole Assurances SA 4.75%, 09/27/2048(a)	EUR	8,900	9,786,833
GA Global Funding Trust 5.50%, 01/08/2029(a)	U.S.$	650	652,411
Global Atlantic Fin Co. 7.95%, 06/15/2033(a)		557	618,604
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(a)		149	125,372
Humana, Inc. 5.375%, 04/15/2031		36	36,034
5.75%, 03/01/2028		77	78,776
5.95%, 03/15/2034		5,853	6,081,080
Lincoln National Corp. 5.85%, 03/15/2034		131	129,330
Marsh & McLennan Cos., Inc. 5.15%, 03/15/2034		128	128,972
5.45%, 03/15/2054		128	128,483
5.70%, 09/15/2053		120	124,654
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		110	117,956
Metropolitan Life Global Funding I 5.05%, 01/08/2034(a)		653	645,606
6.27% (SOFR + 0.91%), 03/21/2025(a)(f)		285	286,538

abfunds.com	AB GLOBAL BOND FUND | 57

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 1.25%, 05/26/2041(a)	EUR	100	$90,402
3.25%, 05/26/2049(a)		3,700	3,860,248
Mutual of Omaha Cos. Global Funding 5.45%, 12/12/2028(a)	U.S.$	126	128,414
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)		4,295	5,566,615
New York Life Global Funding 4.90%, 04/02/2027(a)		130	129,790
5.00%, 01/09/2034(a)		649	641,561
New York Life Insurance Co. 4.45%, 05/15/2069(a)		80	65,320
Northwestern Mutual Global Funding 5.07%, 03/25/2027(a)		129	129,585
Principal Life Global Funding II 5.50%, 06/28/2028(a)		171	171,858
Prudential Financial, Inc. 4.50%, 09/15/2047		677	635,270
QBE Insurance Group Ltd. 5.875%, 05/12/2025(a)(c)		325	321,135
RGA Global Funding 5.50%, 01/11/2031(a)		600	601,987
6.00%, 11/21/2028(a)		610	629,193
Sammons Financial Group, Inc. 4.75%, 04/08/2032(a)		129	112,831
6.875%, 04/15/2034(a)		131	131,990
Sogecap SA 6.50%, 05/16/2044(a)	EUR	200	240,766
Teachers Insurance & Annuity Association of America 4.90%, 09/15/2044(a)	U.S.$	638	584,925
UnitedHealth Group, Inc. 3.875%, 08/15/2059		325	250,891
4.60%, 04/15/2027		129	128,306
4.70%, 04/15/2029		129	128,684
4.90%, 04/15/2031		507	507,331
4.95%, 05/15/2062		481	449,615
5.00%, 04/15/2034		647	647,733
5.375%, 04/15/2054		129	131,169
5.50%, 04/15/2064		129	131,213
6.05%, 02/15/2063		111	122,223
Vienna Insurance Group AG Wiener Versicherung Gruppe Series E 4.875%, 06/15/2042(a)	EUR	200	218,535

			48,054,479

58 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Other Finance – 0.1%
Blackstone Private Credit Fund 1.75%, 11/30/2026(a)	EUR	270	$267,551
China Cinda 2020 I Management Ltd. Series E 3.00%, 01/20/2031(a)	U.S.$	510	436,035
Computershare US, Inc. Series E 1.125%, 10/07/2031(a)	EUR	305	267,790
Digital Dutch Finco BV 1.50%, 03/15/2030(a)		3,165	2,972,150
Nasdaq, Inc. 4.50%, 02/15/2032		179	204,042

			4,147,568

REITs – 1.2%
American Tower Corp. 0.50%, 01/15/2028		196	188,581
0.875%, 05/21/2029		16,895	15,891,143
4.00%, 06/01/2025	U.S.$	282	276,942
4.125%, 05/16/2027	EUR	242	264,338
5.20%, 02/15/2029	U.S.$	59	59,011
Annington Funding PLC Series E 3.18%, 07/12/2029(a)	GBP	3,571	4,043,039
Aroundtown SA Series E 0.375%, 04/15/2027(a)	EUR	100	90,450
CBRE Services, Inc. 5.50%, 04/01/2029	U.S.$	643	647,466
5.95%, 08/15/2034		513	526,338
Covivio SA/France Series E 4.625%, 06/05/2032(a)	EUR	200	224,094
Crown Castle, Inc. 5.60%, 06/01/2029	U.S.$	84	85,091
Digital Dutch Finco BV 1.25%, 02/01/2031(a)	EUR	5,903	5,286,912
Digital Intrepid Holding BV 0.625%, 07/15/2031(a)		330	278,422
Equinix, Inc. 1.00%, 03/15/2033		522	447,213
Essential Properties LP 2.95%, 07/15/2031	U.S.$	10,801	8,746,293
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		3,900	3,285,939
4.00%, 01/15/2030		260	237,289
4.00%, 01/15/2031		1,667	1,488,358

abfunds.com	AB GLOBAL BOND FUND | 59

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Heimstaden Bostad Treasury BV Series E 0.625%, 07/24/2025(a)	EUR	8,551	$8,497,402
Kojamo Oyj Series E 0.875%, 05/28/2029(a)		299	267,293
MAF Sukuk Ltd. Series E 3.93%, 02/28/2030(a)	U.S.$	340	318,121
Omega Healthcare Investors, Inc. 3.25%, 04/15/2033		8,923	7,230,655
3.375%, 02/01/2031		185	158,034
3.625%, 10/01/2029		1,382	1,232,569
Praemia Healthcare SACA 0.875%, 11/04/2029(a)	EUR	300	268,165
Prologis Euro Finance LLC 0.375%, 02/06/2028		145	139,157
Series E 1.00%, 02/08/2029		220	211,552
Regency Centers LP 4.40%, 02/01/2047	U.S.$	33	27,091
Segro Capital SARL Series E 1.25%, 03/23/2026(a)	EUR	100	102,802
Simon Property Group LP 6.25%, 01/15/2034	U.S.$	133	142,272
Sirius Real Estate Ltd. 1.125%, 06/22/2026(a)	EUR	200	199,583
Stockland Trust Series E 1.625%, 04/27/2026(a)		100	102,101
Swire Pacific Mtn Financing HK Ltd. Series E 2.875%, 01/30/2030(a)	U.S.$	340	300,262
Trust Fibra Uno 4.87%, 01/15/2030(a)		700	621,906
6.39%, 01/15/2050(a)		205	166,883
7.375%, 02/13/2034(a)		236	235,410
VICI Properties LP 5.75%, 04/01/2034		605	599,220
6.125%, 04/01/2054		130	127,836
WEA Finance LLC 2.875%, 01/15/2027(a)		701	641,841
3.50%, 06/15/2029(a)		688	606,930
Westfield America Management Ltd. 2.625%, 03/30/2029(a)	GBP	2,605	2,884,417

60 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Wharf REIC Finance BVI Ltd. Series E 2.875%, 05/07/2030(a)	U.S.$	260	$228,935
WPC Eurobond BV 1.35%, 04/15/2028	EUR	435	423,526

			67,800,882

			708,112,431

Utility – 1.7%
Electric – 1.0%
Abu Dhabi National Energy Co. PJSC 4.875%, 04/23/2030(a)	U.S.$	420	420,656
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(a)		8,086	7,602,457
AES Andes SA 6.30%, 03/15/2029(a)		6,513	6,575,916
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		638	554,708
Alexander Funding Trust II 7.47%, 07/31/2028(a)		2,863	3,027,071
AltaLink LP 4.69%, 11/28/2032	CAD	3,881	2,906,524
Appalachian Power Co. 5.65%, 04/01/2034	U.S.$	129	130,191
AusNet Services Holdings Pty Ltd. Series E 1.50%, 02/26/2027(a)	EUR	507	517,647
Avangrid, Inc. 3.20%, 04/15/2025	U.S.$	99	96,506
Black Hills Corp. 5.95%, 03/15/2028		2	2,063
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(g)		206	161,839
Cometa Energia SA de CV 6.375%, 04/24/2035(a)		441	441,238
Commonwealth Edison Co. 5.30%, 02/01/2053		130	128,136
5.90%, 03/15/2036		150	159,172
Series 133 3.85%, 03/15/2052		98	76,121
Connecticut Light & Power Co. (The) 4.65%, 01/01/2029		130	128,501
Consolidated Edison Co. of New York, Inc. 4.50%, 05/15/2058		102	86,486
Series 06-A 5.85%, 03/15/2036		115	120,177
Consorcio Transmantaro SA 5.20%, 04/11/2038(a)		460	432,975

abfunds.com	AB GLOBAL BOND FUND | 61

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

DTE Electric Co. 4.85%, 12/01/2026	U.S.$	129	$128,989
DTE Energy Co. 5.10%, 03/01/2029		129	128,541
Duke Energy Corp. 3.10%, 06/15/2028	EUR	500	529,685
Duke Energy Florida LLC 6.20%, 11/15/2053	U.S.$	121	133,530
Duke Energy Indiana LLC 5.25%, 03/01/2034		129	130,137
Duke Energy Ohio, Inc. 4.30%, 02/01/2049		130	108,144
5.55%, 03/15/2054		131	130,733
Duke Energy Progress LLC 5.10%, 03/15/2034		131	131,042
5.35%, 03/15/2053		602	588,266
E.ON International Finance BV Series DIP 1.00%, 04/13/2025(a)	EUR	91	95,524
Electricite de France SA Series MPLE 5.99%, 05/23/2030(a)	CAD	4,109	3,175,900
Emirates Semb Corp. Water & Power Co. PJSC 4.45%, 08/01/2035(a)	U.S.$	220	206,250
Enel Chile SA 4.875%, 06/12/2028		270	262,997
Enel Finance International NV 5.00%, 06/15/2032(a)		200	193,865
7.50%, 10/14/2032(a)		300	338,718
7.75%, 10/14/2052(a)		200	244,802
Series E 0.375%, 05/28/2029(a)	EUR	360	336,461
Engie Energia Chile SA 3.40%, 01/28/2030(a)	U.S.$	250	217,187
Entergy Louisiana LLC 4.75%, 09/15/2052		123	109,612
5.70%, 03/15/2054		413	420,523
Entergy Texas, Inc. 5.00%, 09/15/2052		610	558,111
Eversource Energy 5.50%, 01/01/2034		283	283,195
Florida Power & Light Co. 4.05%, 06/01/2042		435	377,404
4.125%, 06/01/2048		125	105,347
5.30%, 04/01/2053		130	130,452
Fortis, Inc./Canada 5.68%, 11/08/2033	CAD	1,375	1,077,828

62 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Georgia Power Co. Series B 3.70%, 01/30/2050	U.S.$	290	$222,571
Infraestructura Energetica Nova SAPI de CV 4.75%, 01/15/2051(a)		480	365,700
Israel Electric Corp., Ltd. Series G 3.75%, 02/22/2032(a)		290	245,684
4.25%, 08/14/2028(a)		450	418,641
LLPL Capital Pte Ltd. 6.875%, 02/04/2039(a)		372	369,061
Minejesa Capital BV 4.625%, 08/10/2030(a)		865	820,397
National Grid PLC Series E 0.55%, 09/18/2029(a)	EUR	554	510,654
4.275%, 01/16/2035(a)		125	139,199
Nevada Power Co. Series GG 5.90%, 05/01/2053	U.S.$	538	560,763
Niagara Mohawk Power Corp. 4.28%, 12/15/2028(a)		1,751	1,670,175
5.29%, 01/17/2034(a)		7,275	7,156,979
5.66%, 01/17/2054(a)		536	532,369
NRG Energy, Inc. 4.45%, 06/15/2029(a)		1,114	1,054,312
Pacific Gas & Electric Co. 5.55%, 05/15/2029		31	31,271
5.80%, 05/15/2034		283	285,537
PacifiCorp 4.15%, 02/15/2050		390	306,012
5.10%, 02/15/2029		49	49,367
6.35%, 07/15/2038		110	116,743
PECO Energy Co. 2.85%, 09/15/2051		155	99,735
Public Service Co. of Colorado 5.25%, 04/01/2053		123	116,338
Public Service Electric & Gas Co. 3.80%, 03/01/2046		410	328,748
5.45%, 03/01/2054		375	386,282
RH International Singapore Corp. Pte Ltd. Series E 4.50%, 03/27/2028(a)		470	451,787
San Diego Gas & Electric Co. Series UUU 3.32%, 04/15/2050		360	254,596

abfunds.com	AB GLOBAL BOND FUND | 63

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series WWW 2.95%, 08/15/2051	U.S.$	231	$155,916
Sierra Pacific Power Co. 5.90%, 03/15/2054(a)		178	183,732
Sociedad de Transmision Austral SA 4.00%, 01/27/2032(a)		390	340,763
Southern California Edison Co. 5.15%, 06/01/2029		129	129,465
5.35%, 03/01/2026		645	646,165
5.70%, 03/01/2053		120	120,600
5.75%, 04/15/2054		129	130,656
5.875%, 12/01/2053		123	127,112
Series E 5.45%, 06/01/2052		120	116,692
Tampa Electric Co. 5.00%, 07/15/2052		120	110,355
TenneT Holding BV Series** 2.37%, 07/22/2025(a)(c)	EUR	125	130,972
TNB Global Ventures Capital Bhd 4.85%, 11/01/2028(a)	U.S.$	430	425,566
Tucson Electric Power Co. 5.50%, 04/15/2053		296	293,076
Union Electric Co. 5.25%, 01/15/2054		650	624,609
Vistra Operations Co. LLC 6.95%, 10/15/2033(a)		253	269,947
Xcel Energy, Inc. 4.60%, 06/01/2032		303	285,164

			54,295,338

Natural Gas – 0.3%
Atmos Energy Corp. 5.45%, 10/15/2032		32	32,990
Boston Gas Co. 6.12%, 07/20/2053(a)		316	321,825
Brooklyn Union Gas Co. (The) 6.39%, 09/15/2033(a)		122	126,097
Cadent Finance PLC Series E 0.625%, 03/19/2030(a)	EUR	14,235	12,969,799
4.25%, 07/05/2029(a)		489	545,538
Centrica PLC Series E 4.375%, 03/13/2029(a)	GBP	120	148,041
CU, Inc. 5.90%, 11/20/2034	CAD	1,227	992,476

64 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Grupo Energia Bogota SA ESP 7.85%, 11/09/2033(a)	U.S.$	200	$220,506
KeySpan Gas East Corp. 3.59%, 01/18/2052(a)		137	92,236
National Grid North America, Inc. Series E 1.05%, 01/20/2031(a)	EUR	209	190,000
Southern California Gas Co. 5.60%, 04/01/2054	U.S.$	381	380,729
5.75%, 06/01/2053		123	125,251

			16,145,488

Other Utility – 0.4%
American Water Capital Corp. 5.15%, 03/01/2034		328	329,294
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)		435	467,964
Suez SACA Series E
2.375%, 05/24/2030(a)	EUR	12,900	13,009,576
4.625%, 11/03/2028(a)		200	225,337
Thames Water Utilities Finance PLC Series E
4.00%, 04/18/2027(a)		1,900	1,936,143
6.75%, 11/16/2028	GBP	7,480	9,235,066

			25,203,380

			95,644,206

Total Corporates – Investment Grade (cost $1,535,750,456)			1,533,614,624

MORTGAGE PASS-THROUGHS – 13.6%
Agency Fixed Rate 30-Year – 13.6%
Federal Home Loan Mortgage Corp. Gold Series 2019 4.50%, 02/01/2049	U.S.$	6,050	5,871,878
Federal National Mortgage Association Series 2005 5.50%, 02/01/2035		6	5,684
Series 2007 5.50%, 09/01/2036		4	3,752
5.50%, 08/01/2037		4	4,202
Series 2008 5.50%, 03/01/2037		2	1,716
Series 2012 3.50%, 11/01/2042		13,357	12,400,993

abfunds.com	AB GLOBAL BOND FUND | 65

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2017 3.50%, 06/01/2047	U.S.$	11	$9,961
3.50%, 08/01/2047		18	16,456
3.50%, 10/01/2047		128	116,355
3.50%, 01/01/2048		6	5,839
Series 2018 3.50%, 01/01/2048		5	4,103
3.50%, 02/01/2048		150	136,592
3.50%, 03/01/2048		6,238	5,698,418
3.50%, 05/01/2048		13	11,686
4.50%, 09/01/2048		7,476	7,246,874
4.50%, 12/01/2048		4,842	4,695,323
Series 2020 3.50%, 01/01/2050		13,799	12,558,084
Government National Mortgage Association Series 2022 5.00%, 11/20/2052		37,674	37,056,282
Series 2023 4.50%, 06/20/2053		18,437	17,705,268
Series 2024 2.50%, 04/01/2043, TBA		142,818	121,633,906
3.00%, 04/01/2043, TBA		88,127	77,729,644
4.00%, 04/15/2043, TBA		17,468	16,347,986
4.50%, 04/01/2042, TBA		58,029	55,754,768
5.00%, 04/01/2042, TBA		76,371	75,069,854
5.50%, 04/15/2042, TBA		167,967	167,868,381
6.00%, 04/01/2042, TBA		33,278	33,576,112
Uniform Mortgage-Backed Security Series 2024 2.00%, 04/01/2051, TBA		65,737	52,007,309
6.00%, 04/01/2041, TBA		67,299	67,937,718
6.50%, 04/01/2041, TBA		9,793	10,003,048

Total Mortgage Pass-Throughs (cost $784,794,487)			781,478,192

COVERED BONDS – 4.7%
Banco de Sabadell SA 1.00%, 04/26/2027(a)	EUR	7,900	7,968,717
Bank of Montreal Series E 0.125%, 01/26/2027(a)		17,195	17,003,085
Bank of Nova Scotia (The) 0.01%, 01/14/2027(a)		17,880	17,646,488
Series E 0.01%, 12/15/2027(a)		3,620	3,484,321

66 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BPCE SFH SA 0.625%, 09/22/2027(a)	EUR	5,200	$5,171,281
Caisse de Refinancement de l’Habitat SA 2.75%, 04/12/2028(a)		7,300	7,801,034
Series E 0.125%, 04/30/2027(a)		3,500	3,450,230
Caisse Francaise de Financement Local 0.01%, 02/22/2028(a)		7,100	6,820,456
Series E 0.50%, 02/19/2027(a)		6,500	6,514,522
0.75%, 01/11/2027(a)		7,500	7,587,017
Cie de Financement Foncier SA 3.125%, 05/18/2027(a)		4,700	5,073,112
Commonwealth Bank of Australia 0.125%, 10/15/2029(a)		17,890	16,424,416
Series E 0.75%, 02/28/2028(a)		4,795	4,720,498
Credit Agricole Home Loan SFH SA 2.875%, 06/23/2028(a)		1,600	1,718,723
Series E 0.01%, 04/12/2028(a)		1,900	1,820,018
0.875%, 08/31/2027(a)		1,900	1,906,138
3.375%, 09/04/2028(a)		8,400	9,205,515
Credit Mutuel Home Loan SFH SA Series E 3.125%, 06/22/2027(a)		14,300	15,473,207
DNB Boligkreditt AS 0.01%, 10/08/2027(a)		7,015	6,818,129
National Australia Bank Ltd. 0.01%, 01/06/2029(a)		17,865	16,635,982
Series E 3.26%, 02/13/2026(a)		5,000	5,382,742
Series G 0.625%, 03/16/2027(a)		11,055	11,057,425
Nationwide Building Society 3.625%, 03/15/2028(a)		10,740	11,820,628
Series E 0.625%, 03/25/2027(a)		4,570	4,580,309
1.125%, 05/31/2028(a)		1,570	1,566,373
Royal Bank of Canada Series E 0.01%, 01/21/2027(a)		3,100	3,057,769
0.125%, 04/26/2027(a)		20,240	19,886,754
Santander UK PLC 1.125%, 03/12/2027(a)		4,609	4,685,789
Series G 0.05%, 01/12/2027(a)		15,000	14,817,443

abfunds.com	AB GLOBAL BOND FUND | 67

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Societe Generale SFH SA Series E 0.01%, 12/02/2026(a)	EUR	600	$597,198
Toronto-Dominion Bank (The) Series 28 0.10%, 07/19/2027(a)		3,770	3,679,961
Series G 0.86%, 03/24/2027(a)		1,500	1,511,420
3.25%, 04/27/2026(a)		14,125	15,211,300
Westpac Banking Corp. Series E 0.01%, 09/22/2028(a)		10,098	9,451,148

Total Covered Bonds (cost $280,496,185)			270,549,148

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.7%
Risk Share Floating Rate – 2.7%
Bellemeade Re Ltd. Series 2019-3A, Class M1C 7.39% (CME Term SOFR 1 Month + 2.06%), 07/25/2029(a)(f)	U.S.$	3,541	3,544,659
Series 2021-3A, Class A2 6.32% (CME Term SOFR + 1.00%), 09/25/2031(a)(f)		7,225	7,182,648
Connecticut Avenue Securities Trust
Series 2020-R01, Class 1M2 7.485% (CME Term SOFR + 2.16%), 01/25/2040(a)(f)		1,627	1,648,381
Series 2021-R01, Class 1M1 6.07% (CME Term SOFR + 0.75%), 10/25/2041(a)(f)		13	13,110
Series 2021-R01, Class 1M2 6.87% (CME Term SOFR + 1.55%), 10/25/2041(a)(f)		878	881,872
Series 2022-R06, Class 1M1 8.07% (CME Term SOFR + 2.75%), 05/25/2042(a)(f)		5,385	5,526,759
Series 2022-R08, Class 1M1 7.87% (CME Term SOFR + 2.55%), 07/25/2042(a)(f)		10,347	10,620,477
Series 2023-R04, Class 1M1 7.62% (CME Term SOFR + 2.30%), 05/25/2043(a)(f)		6,052	6,176,533
Series 2023-R05, Class 1M1 7.22% (CME Term SOFR + 1.90%), 06/25/2043(a)(f)		5,642	5,700,927

68 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Eagle RE Ltd.
Series 2021-2, Class M1B 7.37% (CME Term SOFR + 2.05%), 04/25/2034(a)(f)	U.S.$	2,680	$2,683,659
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA5, Class M2 6.97% (CME Term SOFR + 1.65%), 01/25/2034(a)(f)		4,118	4,138,591
Series 2021-DNA6, Class M1 6.12% (CME Term SOFR + 0.80%), 10/25/2041(a)(f)		309	308,182
Series 2021-DNA6, Class M2 6.82% (CME Term SOFR + 1.50%), 10/25/2041(a)(f)		11,395	11,411,501
Series 2021-DNA7, Class M1 6.17% (CME Term SOFR + 0.85%), 11/25/2041(a)(f)		575	574,621
Series 2021-DNA7, Class M2 7.12% (CME Term SOFR + 1.80%), 11/25/2041(a)(f)		13,277	13,352,581
Series 2021-HQA4, Class M1 6.27% (CME Term SOFR + 0.95%), 12/25/2041(a)(f)		13,632	13,559,310
Series 2021-HQA4, Class M2 7.67% (CME Term SOFR + 2.35%), 12/25/2041(a)(f)		6,919	6,957,809
Series 2023-DNA1, Class M1A 7.42% (CME Term SOFR + 2.10%), 03/25/2043(a)(f)		13,814	14,094,114
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2015-DNA1
Series 2015-DNA1, Class M3 8.735% (CME Term SOFR + 3.41%), 10/25/2027(f)		1,056	1,065,887
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2022-DNA3
Series 2022-DNA3, Class M2 9.67% (CME Term SOFR + 4.35%), 04/25/2042(a)(f)		4,004	4,290,657
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2023-DNA2

abfunds.com	AB GLOBAL BOND FUND | 69

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2023-DNA2, Class M1A 7.42% (CME Term SOFR + 2.10%), 04/25/2043(a)(f)	U.S.$	12,228	$12,451,595
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C04, Class 1M2 10.335% (CME Term SOFR + 5.01%), 11/25/2024(f)		1,131	1,151,884
Series 2015-C01, Class 1M2 9.735% (CME Term SOFR + 4.41%), 02/25/2025(f)		1,152	1,177,823
Series 2015-C02, Class 1M2 9.435% (CME Term SOFR + 4.11%), 05/25/2025(f)		1,159	1,193,922
Series 2015-C03, Class 1M2 10.435% (CME Term SOFR + 5.11%), 07/25/2025(f)		271	281,732
Series 2015-C04, Class 1M2 11.135% (CME Term SOFR + 5.81%), 04/25/2028(f)		836	882,976
Series 2015-C04, Class 2M2 10.985% (CME Term SOFR + 5.66%), 04/25/2028(f)		3,612	3,715,689
Series 2016-C01, Class 2M2 12.385% (CME Term SOFR + 7.06%), 08/25/2028(f)		480	499,972
Series 2016-C02, Class 1M2 11.435% (CME Term SOFR + 6.11%), 09/25/2028(f)		1,239	1,288,749
Series 2021-R02, Class 2M2 7.32% (CME Term SOFR + 2.00%), 11/25/2041(a)(f)		7,361	7,402,444
Home RE Ltd. Series 2023-1, Class M1A 7.47% (CME Term SOFR + 2.15%), 10/25/2033(a)(f)		3,088	3,097,368
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 10.935% (CME Term SOFR + 5.61%), 10/25/2025(a)(f)		1,365	1,395,168
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 9.20% (CME Term SOFR 1 Month + 3.86%), 05/30/2025(a)(f)		4,217	4,218,701
Series 2019-3R, Class A 9.14% (CME Term SOFR + 3.81%), 11/27/2031(a)(f)		294	293,995

70 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Triangle Re Ltd. Series 2021-3, Class M1A 7.22% (CME Term SOFR + 1.90%), 02/25/2034(a)(f)	U.S.$	280	$280,257

			153,064,553

Non-Agency Fixed Rate – 0.0%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		1,249	673,699
Series 2006-26CB, Class A6 6.25%, 09/25/2036		111	55,480
Series 2006-26CB, Class A8 6.25%, 09/25/2036		416	207,251
Series 2006-J1, Class 1A11 5.50%, 02/25/2036		589	403,353
Series 2007-15CB, Class A19 5.75%, 07/25/2037		249	143,730
CHL Mortgage Pass-Through Trust Series 2007-3, Class A30 5.75%, 04/25/2037		757	347,725
Series 2007-HY4, Class 1A1 4.43%, 09/25/2047		216	185,838
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.69%, 03/25/2037		109	89,226
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		453	369,292
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 5.88%, 12/28/2037		691	591,492

			3,067,086

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 5.69% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(f)		527	122,710

Total Collateralized Mortgage Obligations (cost $156,502,586)			156,254,349

abfunds.com	AB GLOBAL BOND FUND | 71

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 2.7%
CLO - Floating Rate – 2.7%
AGL CLO 16 Ltd. Series 2021-16A, Class A 6.71% (CME Term SOFR 3 Month + 1.39%), 01/20/2035(a)(f)	U.S.$	700	$700,416
Allegro CLO XI Ltd. Series 2019-2A, Class BR 7.20% (CME Term SOFR 3 Month + 1.90%), 01/19/2033(a)(f)		11,755	11,754,607
Apidos CLO XXXV Series 2021-35A, Class A 6.63% (CME Term SOFR 3 Month + 1.31%), 04/20/2034(a)(f)		5,030	5,030,991
Balboa Bay Loan Funding Ltd. Series 2022-1A, Class A 6.75% (CME Term SOFR 3 Month + 1.43%), 04/20/2034(a)(f)		4,500	4,499,739
Ballyrock CLO 16 Ltd. Series 2021-16A, Class A1 6.71% (CME Term SOFR 3 Month + 1.39%), 07/20/2034(a)(f)		3,917	3,916,706
Betony CLO 2 Ltd. Series 2018-1A, Class A1 6.66% (CME Term SOFR 3 Month + 1.34%), 04/30/2031(a)(f)		1,779	1,781,230
Elmwood CLO 15 Ltd. Series 2022-2A, Class A1 6.66% (CME Term SOFR 3 Month + 1.34%), 04/22/2035(a)(f)		5,000	5,001,925
Invesco CLO Ltd. Series 2021-1A, Class A1 6.58% (CME Term SOFR 3 Month + 1.26%), 04/15/2034(a)(f)		5,500	5,501,710
Kings Park CLO Ltd. Series 2021-1A, Class A 6.71% (CME Term SOFR 3 Month + 1.39%), 01/21/2035(a)(f)		5,450	5,454,082
Marble Point CLO XI Ltd. Series 2017-2A, Class A 6.74% (CME Term SOFR 3 Month + 1.44%), 12/18/2030(a)(f)		12,651	12,660,665
OCP CLO Ltd. Series 2020-18A, Class AR 6.67% (CME Term SOFR 3 Month + 1.35%), 07/20/2032(a)(f)		3,453	3,454,840
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR 6.76% (CME Term SOFR 3 Month + 1.44%), 11/18/2031(a)(f)		8,984	8,992,310

72 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

OZLM XVIII Ltd. Series 2018-18A, Class A 6.60% (CME Term SOFR 3 Month + 1.28%), 04/15/2031(a)(f)	U.S.$	13,194	$13,194,472
Peace Park CLO Ltd. Series 2021-1A, Class A 6.71% (CME Term SOFR 3 Month + 1.39%), 10/20/2034(a)(f)		4,620	4,621,682
Series 2021-1A, Class B1 7.18% (CME Term SOFR 3 Month + 1.86%), 10/20/2034(a)(f)		3,667	3,668,004
Pikes Peak CLO 15 2023 Ltd. Series 2023-15A, Class A1 7.09% (CME Term SOFR 3 Month + 1.75%), 10/20/2036 (a)(f)		4,990	5,014,973
Pikes Peak CLO 8 Series 2021-8A, Class A 6.75% (CME Term SOFR 3 Month + 1.43%), 07/20/2034(a)(f)		14,279	14,288,903
Rad CLO 14 Ltd. Series 2021-14A, Class A 6.75% (CME Term SOFR 3 Month + 1.43%), 01/15/2035(a)(f)		4,750	4,752,142
Regatta XXIV Funding Ltd. Series 2021-5A, Class A1 6.73% (CME Term SOFR 3 Month + 1.41%), 01/20/2035(a)(f)		450	450,227
Rockford Tower CLO Ltd. Series 2018-2A, Class A 6.74% (CME Term SOFR 3 Month + 1.42%), 10/20/2031(a)(f)		7,985	7,985,582
Signal Peak CLO 12 Ltd. Series 2022-12A, Class A1 6.84% (CME Term SOFR 3 Month + 1.54%), 07/18/2034(a)(f)		15,929	15,974,993
Silver Point CLO 3 Ltd. Series 2023-3A, Class A1 7.32% (CME Term SOFR 3 Month + 1.93%), 11/29/2036(a)(f)		10,514	10,596,103
TIAA CLO IV Ltd. Series 2018-1A, Class A1A 6.81% (CME Term SOFR 3 Month + 1.49%), 01/20/2032(a)(f)		4,510	4,509,801

Total Collateralized Loan Obligations (cost $152,947,542)			153,806,103

abfunds.com	AB GLOBAL BOND FUND | 73

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

INFLATION-LINKED SECURITIES – 1.8%
Canada – 0.2%
Canadian Government Real Return Bond 4.00%, 12/01/2031	CAD	15,331	$13,253,062

Sweden – 0.5%
Sweden Inflation Linked Bond Series 3104 3.50%, 12/01/2028(a)	SEK	30,335	5,067,646
Series 3112 0.125%, 06/01/2026(a)		54,990	6,544,300
Series 3113 0.125%, 12/01/2027(a)		117,360	13,672,546

			25,284,492

United States – 1.1%
U.S. Treasury Inflation Index 1.375%, 07/15/2033	U.S.$	66,818	64,191,013

Total Inflation-Linked Securities (cost $100,431,131)			102,728,567

LOCAL GOVERNMENTS - REGIONAL BONDS – 1.6%
Australia – 0.8%
New South Wales Treasury Corp. 2.00%, 03/08/2033	AUD	45,139	23,971,464
Treasury Corp. of Victoria 2.00%, 11/20/2037		21,955	9,980,230
2.25%, 11/20/2034		26,945	13,851,851

			47,803,545

Japan – 0.7%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(a)	EUR	29,930	29,566,165
2.375%, 09/08/2027(a)		9,345	9,830,034

			39,396,199

Peru – 0.1%
Credicorp Capital Sociedad Titulizadora SA 10.10%, 12/15/2043(a)	PEN	22,925	6,230,762

Total Local Governments - Regional Bonds (cost $96,186,926)			93,430,506

74 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES – 1.5%
Other ABS - Fixed Rate – 1.1%
Amur Equipment Finance Receivables XII LLC Series 2023-1A, Class A2 6.09%, 12/20/2029(a)	U.S.$	3,924	$3,946,887
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(a)		5,255	5,223,387
Series 2023-B, Class A 6.92%, 12/17/2036(a)		2,690	2,741,645
CNH Equipment Trust Series 2022-C, Class A2 5.42%, 07/15/2026		2,588	2,586,608
Dell Equipment Finance Trust Series 2023-1, Class A2 5.65%, 09/22/2028(a)		2,136	2,135,951
Series 2023-3, Class A2 6.10%, 04/23/2029(a)		4,282	4,293,955
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		5,310	5,269,069
Series 2023-2, Class A2 6.56%, 05/15/2034(a)		5,114	5,144,027
HINNT LLC Series 2024-A, Class A 5.49%, 03/15/2043(a)		4,079	4,093,359
HPEFS Equipment Trust Series 2022-3A, Class A2 5.26%, 08/20/2029(a)		2,139	2,136,900
Series 2023-1A, Class A2 5.43%, 08/20/2025(a)		2,540	2,537,178
Kubota Credit Owner Trust Series 2023-1A, Class A2 5.40%, 02/17/2026(a)		5,148	5,145,677
Marlette Funding Trust Series 2023-3A, Class A 6.49%, 09/15/2033(a)		2,671	2,673,837
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(a)		8,191	6,656,632
NMEF Funding LLC Series 2023-A, Class A2 6.57%, 06/17/2030(a)		5,789	5,833,521
SBA Tower Trust Series 2014-2A, Class C 3.87%, 10/15/2049(a)		3,008	2,972,216

			63,390,849

abfunds.com	AB GLOBAL BOND FUND | 75

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Autos - Fixed Rate – 0.4%
BOF VII AL Funding Trust I Series 2023-CAR3, Class A2 6.29%, 07/26/2032(a)	U.S.$	5,654	$5,686,428
LAD Auto Receivables Trust Series 2023-2A, Class A2 5.93%, 06/15/2027(a)		3,885	3,889,150
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)		4,741	4,752,944
OCCU Auto Receivables Trust Series 2023-1A, Class A 2 6.23%, 04/15/2027(a)		3,459	3,469,138
Santander Bank Auto Credit-Linked Notes Series 2022-B, Class B 5.72%, 08/16/2032(a)		1,588	1,578,579
Wheels Fleet Lease Funding 1 LLC Series 2023-2A, Class A 6.46%, 08/18/2038(a)		4,378	4,422,843

			23,799,082

Total Asset-Backed Securities (cost $88,547,132)			87,189,931

GOVERNMENTS - SOVEREIGN AGENCIES – 1.5%
Canada – 0.4%
Canada Housing Trust No. 1 3.95%, 06/15/2028(a)	CAD	24,140	17,942,259
4.25%, 03/15/2034(a)		9,605	7,317,124

			25,259,383

France – 0.7%
Dexia SA Series E Zero Coupon, 01/21/2028(a)	EUR	22,100	21,364,748
0.01%, 01/22/2027(a)		7,200	7,144,546
SNCF Reseau Series E 3.125%, 10/25/2028		9,800	10,615,489

			39,124,783

Japan – 0.4%
Development Bank of Japan, Inc. Series G 0.01%, 09/09/2025(a)		15,859	16,288,333
0.875%, 10/10/2025(a)		5,600	5,812,866

			22,101,199

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

South Korea – 0.0%
Korea Gas Corp. 1.125%, 07/13/2026(a)	U.S.$	290	$264,628

Total Governments - Sovereign Agencies (cost $88,654,266)			86,749,993

GOVERNMENTS - SOVEREIGN BONDS – 1.5%
Chile – 0.1%
Chile Electricity Lux MPC SARL 6.01%, 01/20/2033(a)		3,313	3,356,905
Chile Government International Bond 3.10%, 05/07/2041		825	610,451
3.50%, 01/25/2050		650	473,622
5.33%, 01/05/2054		265	255,145

			4,696,123

Colombia – 0.1%
Colombia Government International Bond 8.00%, 11/14/2035		3,073	3,226,650

Germany – 0.6%
Kreditanstalt fuer Wiederaufbau 2.00%, 02/15/2027	AUD	6,000	3,683,008
3.20%, 09/11/2026		6,008	3,827,571
4.10%, 02/20/2026		37,326	24,288,704

			31,799,283

Hungary – 0.0%
Hungary Government International Bond 2.125%, 09/22/2031(a)	U.S.$	673	534,019
3.125%, 09/21/2051(a)		200	126,625
5.25%, 06/16/2029(a)		310	306,900
6.125%, 05/22/2028(a)		250	256,328
6.75%, 09/25/2052(a)		420	451,114

			1,674,986

Indonesia – 0.3%
Indonesia Government International Bond 1.00%, 07/28/2029	EUR	5,330	5,008,126
2.15%, 07/28/2031	U.S.$	1,030	852,647
3.20%, 09/23/2061		640	424,800
3.375%, 07/30/2025(a)	EUR	10,564	11,315,055
3.55%, 03/31/2032	U.S.$	200	181,063
4.30%, 03/31/2052		750	642,422

			18,424,113

abfunds.com	AB GLOBAL BOND FUND | 77

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mexico – 0.0%
Mexico Government International Bond 2.66%, 05/24/2031	U.S.$	400	$333,600
4.28%, 08/14/2041		500	402,000
5.00%, 04/27/2051		550	463,375
6.34%, 05/04/2053		248	245,288

			1,444,263

Panama – 0.1%
Panama Bonos del Tesoro Series DO M 3.36%, 06/30/2031		258	202,303
Panama Government International Bond 3.87%, 07/23/2060		400	230,000
3.875%, 03/17/2028		920	838,350
6.85%, 03/28/2054		200	180,700
6.875%, 01/31/2036(h)		2,797	2,724,453
7.50%, 03/01/2031		2,653	2,747,513

			6,923,319

Peru – 0.0%
Peruvian Government International Bond 1.86%, 12/01/2032		150	114,515
2.78%, 12/01/2060		105	60,605
3.55%, 03/10/2051		660	475,530

			650,650

Philippines – 0.0%
Philippine Government International Bond 1.95%, 01/06/2032		1,660	1,337,337
3.23%, 03/29/2027		205	195,085
3.56%, 09/29/2032		205	184,308
4.20%, 03/29/2047		205	173,097

			1,889,827

Poland – 0.0%
Republic of Poland Government International Bond 4.875%, 10/04/2033		212	208,619
5.50%, 04/04/2053		158	157,954

			366,573

Qatar – 0.0%
Qatar Government International Bond 3.75%, 04/16/2030(a)		1,110	1,066,155
4.40%, 04/16/2050(a)		490	433,803

			1,499,958

78 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Romania – 0.2%
Romanian Government International Bond 2.875%, 04/13/2042(a)	EUR	300	$221,502
3.00%, 02/14/2031(a)	U.S.$	250	210,156
3.625%, 03/27/2032(a)		256	219,920
5.25%, 11/25/2027(a)		694	684,241
6.375%, 01/30/2034(a)		300	304,406
6.625%, 09/27/2029(a)	EUR	8,410	9,818,032

			11,458,257

Saudi Arabia – 0.1%
KSA Sukuk Ltd. 5.27%, 10/25/2028(a)	U.S.$	405	412,684
Saudi Government International Bond 3.45%, 02/02/2061(a)		290	193,213
3.625%, 03/04/2028(a)		370	354,506
3.75%, 01/21/2055(a)		970	701,128
5.00%, 04/17/2049(a)		407	370,879
5.75%, 01/16/2054(a)		225	222,680

			2,255,090

Uruguay – 0.0%
Uruguay Government International Bond 4.375%, 01/23/2031		430	420,997

Total Governments - Sovereign Bonds (cost $92,132,093)			86,730,089

CORPORATES - NON-INVESTMENT GRADE – 1.4%
Industrial – 1.0%
Basic – 0.1%
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)	EUR	5,045	5,275,610
8.50%, 03/15/2029(a)		2,655	3,023,296

			8,298,906

Capital Goods – 0.1%
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)	U.S.$	9,813	2,453
Paprec Holding SA 7.25%, 11/17/2029(a)	EUR	3,651	4,197,924
TransDigm, Inc. 6.375%, 03/01/2029(a)	U.S.$	176	176,538

			4,376,915

abfunds.com	AB GLOBAL BOND FUND | 79

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications - Media – 0.2%
DISH DBS Corp. 5.25%, 12/01/2026(a)	U.S.$	7,940	$6,262,168
5.75%, 12/01/2028(a)		6,707	4,611,732

			10,873,900

Communications - Telecommunications – 0.1%
Altice France SA/France 5.50%, 10/15/2029(a)		7,410	5,094,410

Consumer Cyclical - Automotive – 0.1%
ZF Finance GmbH Series E 2.00%, 05/06/2027(a)	EUR	5,300	5,320,499

Consumer Cyclical - Entertainment – 0.0%
Carnival Corp. 4.00%, 08/01/2028(a)	U.S.$	150	139,725

Consumer Cyclical - Other – 0.1%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)		3,337	3,342,036
6.125%, 04/01/2032(a)		1,911	1,918,213

			5,260,249

Consumer Cyclical - Retailers – 0.1%
Dollarama, Inc. 2.44%, 07/09/2029	CAD	6,936	4,617,393

Consumer Non - Cyclical – 0.1%
ELO SACA Series E 2.375%, 04/25/2025(a)	EUR	200	211,607
2.875%, 01/29/2026(a)		100	104,244
Grifols SA 3.20%, 05/01/2025(a)		5,110	5,081,392

			5,397,243

Technology – 0.0%
Cedacri Mergeco SpA 8.53% (EURIBOR 3 Month + 4.63%), 05/15/2028(a)(f)		2,165	2,340,652

Transportation - Services – 0.1%
NAC Aviation 29 DAC 4.75%, 06/30/2026	U.S.$	4,623	4,345,647

			56,065,539

80 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Financial Institutions – 0.3%
Finance – 0.1%
SLM Corp. 4.20%, 10/29/2025	U.S.$	6,276	$6,112,390

REITs – 0.2%
New Immo Holding SA 2.75%, 11/26/2026(a)	EUR	200	200,479
Via Celere Desarrollos Inmobiliarios SA 5.25%, 04/01/2026(a)		100	106,148
Vivion Investments SAR L 3.00%, 08/08/2024(a)		8,100	8,443,761
Series E 7.90%, 02/28/2029(a)(d)(i)		3,323	2,951,276

			11,701,664

			17,814,054

Utility – 0.1%
Electric – 0.1%
EDP - Energias de Portugal SA Series NC5 1.50%, 03/14/2082(a)		8,400	8,266,957

Total Corporates - Non-Investment Grade (cost $93,698,217)			82,146,550

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.4%
Non-Agency Floating Rate CMBS – 1.0%
Ashford Hospitality Trust Series 2018-KEYS, Class A 6.50% (CME Term SOFR 1 Month + 1.17%), 06/15/2035(a)(f)	U.S.$	3,278	3,251,620
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 6.37% (CME Term SOFR 1 Month + 1.05%), 11/15/2033(a)(f)		6,275	6,245,954
Great Wolf Trust Series 2024-WOLF, Class A 6.84% (CME Term SOFR 1 Month + 1.54%), 03/15/2039(a)(f)		16,019	16,044,030
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 6.905% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(a)(f)		10,690	9,873,991

abfunds.com	AB GLOBAL BOND FUND | 81

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2022-JERI, Class A 6.73% (CME Term SOFR 1 Month + 1.40%), 01/15/2039(a)(f)	U.S.$	8,113	$7,434,295
NRTH Mortgage Trust Series 2024-PARK, Class A 6.94% (CME Term SOFR 1 Month + 1.64%), 03/15/2041(a)(f)		14,214	14,231,794

			57,081,684

Non-Agency Fixed Rate CMBS – 0.4%
225 Liberty Street Trust Series 2016-225L, Class E 4.65%, 02/10/2036(a)		9,098	6,746,497
Commercial Mortgage Trust Series 2012-CR3, Class D 4.295%, 10/15/2045(a)		2,322	1,440,824
DTP Commercial Mortgage Trust Series 2023-STE2, Class A 5.65%, 01/15/2041(a)		1,329	1,332,256
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class B 4.34%, 08/15/2047		6,329	6,056,061
NJ Trust Series 2023-GSP, Class A 6.48%, 01/06/2029(a)		6,238	6,517,996

			22,093,634

Total Commercial Mortgage-Backed Securities (cost $82,892,223)			79,175,318

SUPRANATIONALS – 1.3%
European Investment Bank 0.75%, 07/15/2027	AUD	15,292	8,931,159
1.80%, 01/19/2027		19,295	11,811,312
3.10%, 08/17/2026(a)		9,991	6,358,042
Inter-American Development Bank 2.50%, 04/14/2027(a)		2,505	1,555,355
Series G 7.35%, 10/06/2030	INR	1,154,000	14,083,705
International Bank for Reconstruction & Development 3.00%, 10/19/2026	AUD	6,993	4,433,095
Series E 6.75%, 07/13/2029	INR	1,049,000	12,456,753
International Finance Corp. 4.45%, 05/14/2027	AUD	18,234	11,986,155

Total Supranationals (cost $76,103,082)			71,615,576

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 1.1%
Canada – 1.1%
Province of Ontario Canada 2.90%, 12/02/2046	CAD	60,112	$35,180,316
Series E 0.375%, 04/08/2027(a)	EUR	9,347	9,319,143
Province of Quebec Canada 0.875%, 05/04/2027(a)		19,183	19,401,384

Total Local Governments - Provincial Bonds (cost $63,316,133)			63,900,843

QUASI-SOVEREIGNS – 0.9%
Quasi-Sovereign Bonds – 0.9%
Chile – 0.2%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)	U.S.$	530	471,534
5.125%, 02/02/2033(a)		3,837	3,643,951
5.95%, 01/08/2034(a)		7,501	7,510,376
6.44%, 01/26/2036(a)		230	237,517
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)		370	337,470
4.70%, 05/07/2050(a)		370	304,672

			12,505,520

China – 0.0%
CNAC HK Finbridge Co., Ltd. 3.00%, 09/22/2030(a)		800	702,500

Hong Kong – 0.0%
Airport Authority 2.10%, 03/08/2026(a)(c)		250	234,970
3.50%, 01/12/2062(a)		350	257,530

			492,500

Hungary – 0.1%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(a)		7,349	7,394,931

Indonesia – 0.1%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 6.53%, 11/15/2028(a)		255	264,327
Pertamina Persero PT 1.40%, 02/09/2026(a)		480	444,788
2.30%, 02/09/2031(a)		280	231,381
4.15%, 02/25/2060(a)		410	311,728

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027(a)	U.S.$	460	$441,926

			1,694,150

Kazakhstan – 0.0%
Fund of National Welfare Samruk-Kazyna JSC 2.00%, 10/28/2026(a)		473	434,125

Malaysia – 0.0%
Petronas Capital Ltd. 2.48%, 01/28/2032(a)		1,000	835,440

Mexico – 0.3%
Comision Federal de Electricidad 3.35%, 02/09/2031(a)		7,524	6,261,379
3.875%, 07/26/2033(a)		2,171	1,764,616
4.68%, 02/09/2051(a)		220	155,265
4.69%, 05/15/2029(a)		240	225,450
5.00%, 09/29/2036(a)		3,248	2,864,708
Petroleos Mexicanos 6.50%, 03/13/2027		3,505	3,294,735
6.70%, 02/16/2032		3,774	3,141,855

			17,708,008

Panama – 0.0%
Aeropuerto Internacional de Tocumen SA 4.00%, 08/11/2041(a)		230	169,230
Banco Nacional de Panama 2.50%, 08/11/2030(a)		580	450,225

			619,455

Poland – 0.0%
Bank Gospodarstwa Krajowego 5.375%, 05/22/2033(a)		265	263,675
6.25%, 10/31/2028(a)		227	236,943

			500,618

Qatar – 0.0%
QatarEnergy 2.25%, 07/12/2031(a)		540	452,588
3.30%, 07/12/2051(a)		500	353,125

			805,713

Saudi Arabia – 0.0%
Gaci First Investment Co. 5.00%, 10/13/2027(a)		430	428,354
5.125%, 02/14/2053(a)		415	359,773

			788,127

84 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

South Africa – 0.1%
Transnet SOC Ltd. 8.25%, 02/06/2028(a)	U.S.$	5,065	$5,044,423

United Arab Emirates – 0.1%
Abu Dhabi Crude Oil Pipeline LLC 3.65%, 11/02/2029(a)		270	253,209
4.60%, 11/02/2047(a)		250	224,375
Abu Dhabi Ports Co. PJSC Series E 2.50%, 05/06/2031(a)		500	422,031
DP World Ltd./United Arab Emirates 6.85%, 07/02/2037(a)		430	469,372
MDGH GMTN RSC Ltd. 3.70%, 11/07/2049(a)		520	393,738
Series G 2.50%, 06/03/2031(a)		690	591,244

			2,353,969

Total Quasi-Sovereigns (cost $54,505,695)			51,879,479

EMERGING MARKETS - CORPORATE BONDS – 0.5%
Industrial – 0.4%
Basic – 0.3%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		4,523	3,489,946
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		8,736	7,808,499
JSW Steel Ltd. 3.95%, 04/05/2027(a)		846	786,780
Periama Holdings LLC/DE 5.95%, 04/19/2026(a)		1,387	1,370,096
UPL Corp., Ltd. 4.50%, 03/08/2028(a)		240	205,275
4.625%, 06/16/2030(a)		380	303,169

			13,963,765

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		879	766,928

Consumer Cyclical - Retailers – 0.0%
Falabella SA 3.75%, 10/30/2027(a)		1,179	1,076,798

Consumer Non-Cyclical – 0.0%
BRF GmbH 4.35%, 09/29/2026(a)		1,475	1,408,360
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(e)(g)(j)(k)(l)		4,300	430

			1,408,790

abfunds.com	AB GLOBAL BOND FUND | 85

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Energy – 0.1%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)	U.S.$	3,348	$3,251,271
Greenko Dutch BV 3.85%, 03/29/2026(a)		370	347,341
Greenko Solar Mauritius Ltd. 5.95%, 07/29/2026(a)		215	209,109
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		3,835	3,760,936

			7,568,657

			24,784,938

Utility – 0.1%
Electric – 0.1%
Adani Green Energy Ltd. 4.375%, 09/08/2024(a)		3,315	3,278,071
Diamond II Ltd. 7.95%, 07/28/2026(a)		2,135	2,169,991

			5,448,062

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(a)(d)(i)		5,472	317,159
5.25%, 12/27/2033(a)(d)(i)		1,813	101,039
7.125%, 12/26/2046(a)(d)(e)(i)		2,672	160,315

			578,513

Total Emerging Markets - Corporate Bonds (cost $44,633,626)			30,811,513

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.5%
United States – 0.5%
California Earthquake Authority Series 2022-A 5.60%, 07/01/2027		4,745	4,781,423
Commonwealth Financing Authority Series 2016-A 4.14%, 06/01/2038		2,640	2,471,001
New Jersey Economic Development Authority Series 1997-A 7.425% (NATL + 0.00%), 02/15/2029		5,982	6,411,777

86 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority Series 2010-C 5.75%, 12/15/2028	U.S.$	4,740	$4,781,789
State Board of Administration Finance Corp. Series 2020-A 2.15%, 07/01/2030		7,016	5,992,995
State of Hawaii Series 2023-G 5.25%, 10/01/2029		1,640	1,707,484
5.42%, 10/01/2042		3,350	3,441,763

Total Local Governments - US Municipal Bonds (cost $29,306,899)			29,588,232

		Shares
COMMON STOCKS – 0.1%
Financials – 0.1%
Banks – 0.1%
Nordic Aviation Capital DAC(e)(j)(l)		81,699	1,593,131
Nordic Aviation Capital DAC (Restrictive Legend)(e)(j)(l)		4,956	96,642

			1,689,773

Insurance – 0.0%
Mt. Logan Re, Ltd. (Preference Shares)(e)(j)(l)		2,703	778,048

			2,467,821

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Golden Energy Offshore Services AS(l)		3,089,816	469,598
SandRidge Energy, Inc.		4,459	64,968

			534,566

Total Common Stocks (cost $9,117,996)			3,002,387

		Principal Amount (000)
LOCAL GOVERNMENTS –CANADIAN MUNICIPAL BONDS –0.0%
Canada – 0.0%
City of Calgary Canada 4.20%, 06/01/2034 (cost $2,561,858)	U.S.$	3,456	2,539,464

abfunds.com	AB GLOBAL BOND FUND | 87

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

BANK LOANS – 0.0%
Industrial – 0.0%
Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 8.18% (CME Term SOFR 1 Month + 2.75%), 12/15/2027(m) (cost $1,088,241)	U.S.$	1,089		$1,088,677

EMERGING MARKETS - TREASURIES – 0.0%
South Africa – 0.0%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030 (cost $1)	ZAR	0	**	1

SHORT-TERM INVESTMENTS – 5.7%
Treasury Bills – 3.7%
Japan – 2.5%
Japan Treasury Discount Bill Series 1209 Zero Coupon, 05/07/2024	JPY	5,565,400		36,770,983
Series 1221 Zero Coupon, 07/01/2024		16,487,700		108,931,014

				145,701,997

United States – 1.2%
U.S. Treasury Bill Zero Coupon, 07/23/2024	U.S.$	68,355,000		67,236,076

Total Treasury Bills (cost $212,895,123)				212,938,073

		Shares
Investment Companies – 1.9%
AB Fixed Income Shares, Inc. –Government Money Market Portfolio –Class AB, 5.21%(n)(o)(p) (cost $107,514,768)		107,514,768		107,514,768

		Principal Amount (000)
Time Deposits – 0.1%
BBH, New York 3.62%, 04/02/2024	NZD	0	**	1
3.79%, 04/01/2024	CAD	200		147,442

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Citibank, London 2.85%, 04/02/2024	EUR	1,621	$1,748,392
Royal Bank of Canada, London 4.15%, 04/02/2024	GBP	18	22,627
JPMorgan Chase, New York 4.68%, 04/01/2024	U.S.$	3,869	3,869,483

Total Time Deposits (cost $5,787,945)			5,787,945

Total Short-Term Investments (cost $326,197,836)			326,240,786

Total Investments – 110.8% (cost $6,577,167,786)			6,368,471,042	(q)
Other assets less liabilities – (10.8)%			(621,239,228)

Net Assets – 100.0%			$5,747,231,814

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 3 Yr Bond Futures	9	June 2024	$627,035	$(341)
Canadian 5 Yr Bond Futures	377	June 2024	31,024,466	106,670
Canadian 10 Yr Bond Futures	2	June 2024	177,683	1,152
Euro Buxl 30 Yr Bond Futures	2	June 2024	293,016	302
Euro-BOBL Futures	480	June 2024	61,235,525	243,389
Euro-Bund Futures	2,352	June 2024	338,445,768	519,941
Euro-Schatz Futures	3	June 2024	342,103	32
U.S. Long Bond (CBT) Futures	30	June 2024	3,613,125	55,312
U.S. T-Note 5 Yr (CBT) Futures	4,507	June 2024	482,319,422	285,766
U.S. T-Note 10 Yr (CBT) Futures	16	June 2024	1,772,750	6,000
U.S. Ultra Bond (CBT) Futures	140	June 2024	18,060,000	93,039

Sold Contracts
Australian 10 Yr Bond Futures	159	June 2024	12,078,693	12,867
Canadian 10 Yr Bond Futures	153	June 2024	13,592,721	(88,103)
Euro Buxl 30 Yr Bond Futures	194	June 2024	28,422,518	(46,045)
Euro-BOBL Futures	28	June 2024	3,572,072	(13,291)
Euro-OAT Futures	399	June 2024	55,172,205	102,707
Euro-Schatz Futures	358	June 2024	40,824,331	(3,862)
Japan 10 Yr Bond (OSE) Futures	137	June 2024	132,022,460	(133,489)
U.S. 10 Yr Ultra Futures	472	June 2024	54,095,625	(60,047)
U.S. Long Bond (CBT) Futures	201	June 2024	24,207,937	(386,320)
U.S. T-Note 2 Yr (CBT) Futures	161	June 2024	32,921,985	21,445

				$717,124

abfunds.com	AB GLOBAL BOND FUND | 89

PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	14,641	AUD	22,459	04/04/2024	$(4,049)
Bank of America NA	KRW	537,041,603	USD	410,204	04/18/2024	11,977,494
Bank of America NA	USD	176,042	KRW	235,417,750	04/18/2024	(1,475,596)
Bank of America NA	USD	23,960	HUF	8,642,469	04/19/2024	(311,609)
Bank of America NA	JPY	42,342,031	USD	286,593	05/16/2024	4,945,175
Bank of America NA	PEN	23,627	USD	6,407	05/16/2024	60,668
Bank of America NA	USD	28,640	TWD	895,761	05/24/2024	(600,492)
Barclays Bank PLC	MXN	496,158	USD	29,289	04/04/2024	(546,584)
Barclays Bank PLC	USD	166,710	CAD	226,450	04/05/2024	474,239
Barclays Bank PLC	USD	29,028	KRW	38,498,254	04/18/2024	(480,969)
Barclays Bank PLC	USD	28,426	CZK	664,049	04/19/2024	(117,093)
Barclays Bank PLC	USD	29,064	IDR	455,331,000	04/25/2024	(396,386)
BNP Paribas	CZK	664,288	USD	28,306	04/19/2024	(13,082)
Brown Brothers Harriman & Co.	EUR	12,392	USD	13,383	04/04/2024	13,349
Brown Brothers Harriman & Co.	USD	10,135	EUR	9,367	04/04/2024	(29,320)
Brown Brothers Harriman & Co.	AUD	285	USD	188	04/18/2024	1,753
Brown Brothers Harriman & Co.	GBP	221	USD	282	04/19/2024	2,260
Brown Brothers Harriman & Co.	USD	473	GBP	374	04/19/2024	(1,506)
Brown Brothers Harriman & Co.	EUR	413	USD	453	06/12/2024	6,470
Brown Brothers Harriman & Co.	USD	1,423	EUR	1,304	06/12/2024	(12,363)
Citibank NA	CNH	721,100	USD	100,129	04/08/2024	832,406
Citibank NA	KRW	39,911,737	USD	29,889	04/18/2024	293,993
Citibank NA	HUF	10,168,587	USD	27,887	04/19/2024	63,036
Citibank NA	IDR	457,562,000	USD	29,079	04/25/2024	271,438
Citibank NA	CAD	831,037	USD	617,190	06/13/2024	3,028,563
Deutsche Bank AG	SEK	265,695	USD	25,433	04/04/2024	609,050
Deutsche Bank AG	USD	12,849	EUR	11,822	04/04/2024	(94,326)
Deutsche Bank AG	JPY	11,300,317	USD	75,242	04/05/2024	559,200
Deutsche Bank AG	EUR	12,179	USD	13,307	04/11/2024	162,909
Deutsche Bank AG	EUR	12,179	USD	13,323	05/10/2024	163,248
Deutsche Bank AG	EUR	765,314	USD	838,340	06/12/2024	10,288,421
Goldman Sachs Bank USA	USD	13	INR	1,088	06/14/2024	(107)
HSBC Bank USA	JPY	16,454,715	USD	108,859	04/05/2024	111,321
HSBC Bank USA	CNH	78,414	USD	10,819	04/08/2024	21,673
HSBC Bank USA	USD	29,630	KRW	39,381,799	04/18/2024	(427,441)
HSBC Bank USA	CNH	2,305,641	USD	321,138	05/23/2024	2,980,784
HSBC Bank USA	TWD	888,136	USD	28,583	05/24/2024	782,209
JPMorgan Chase Bank NA	USD	4,013	HUF	1,446,371	04/19/2024	(55,631)
Morgan Stanley Capital Services LLC	EUR	423,505	USD	459,941	04/04/2024	3,007,011
Morgan Stanley Capital Services LLC	AUD	222,635	USD	144,746	04/18/2024	(400,238)
Morgan Stanley Capital Services LLC	GBP	3,816	USD	4,842	04/19/2024	25,021

90 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	COP	125,027,000	USD	31,725	05/16/2024	$(376,335)
Morgan Stanley Capital Services LLC	USD	67,661	CAD	91,815	06/13/2024	192,504
NatWest Markets PLC	GBP	205,000	USD	260,391	04/19/2024	1,626,251
Societe Generale	GBP	87,133	USD	110,667	04/04/2024	691,043
Standard Chartered Bank	USD	121,844	KRW	161,333,385	04/18/2024	(2,212,044)
Standard Chartered Bank	IDR	528,552,000	USD	33,856	04/25/2024	578,199
UBS AG	JPY	5,565,817	USD	36,768	04/05/2024	(15,760)

						$36,198,757

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 41, 5 Year Index, 06/20/2029*	1.00%	Quarterly	0.65%	USD	83,510	$(1,385,071)	$(1,355,558)	$(29,513)
Sale Contracts
CDX-NAIG Series 42, 5 Year Index, 06/20/2029*	1.00%	Quarterly	0.51%	USD	83,510	$1,909,098	$1,835,457	$73,641
CDX-NAIG Series 42, 5 Year Index, 06/20/2029*	1.00	Quarterly	0.51	USD	2,760	63,325	60,662	2,663

						$587,352	$540,561	$46,791

*	Termination date

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	2,916	$(368,959)	$(376,864)	$7,905
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,243	(283,815)	(290,235)	6,420
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4,487	(568,378)	(310,447)	(257,931)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	961	(121,803)	(68,717)	(53,086)

						$(1,342,955)	$(1,046,263)	$(296,692)

*	Termination date

abfunds.com	AB GLOBAL BOND FUND | 91

PORTFOLIO OF INVESTMENTS (continued)

REVERSE REPURCHASE AGREEMENTS (see Note D)

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at March 31, 2024
Standard Chartered Bank†	USD	2,783	5.00%	—	$2,784,948

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on March 31, 2024.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Governments – Sovereign Bonds	$2,784,948	$	– 0	–	$	– 0	–	$	– 0	–	$2,784,948

**	Principal amount less than 500.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $2,482,150,109 or 43.19% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2024.

(e)	Fair valued by the Adviser.

(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2024.

(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of March 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Chile Electricity PEC SpA Zero Coupon, 01/25/2028	10/06/2021	$189,910	$161,839	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	06/13/2013 – 09/23/2014	3,886,876	430	0.00%

(h)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(i)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at March 31, 2024.

(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(k)	Defaulted matured security.

(l)	Non-income producing security.

(m)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at March 31, 2024.

(n)	The rate shown represents the 7-day yield as of period end.

(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

92 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

(p)	Affiliated investments.

(q)

On March 29, 2024, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market prices from the respective foreign markets as of March 28, 2024 for financial reporting purposes.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NZD – New Zealand Dollar

PEN – Peruvian Sol

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA. – North American Commercial Mortgage-Backed Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

EURIBOR – Euro Interbank Offered Rate

GDR – Global Depositary Receipt

GMTN – Global Medium Term Note

JSC – Joint Stock Company

NATL – National Interstate Corporation

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

See notes to financial statements.

abfunds.com	AB GLOBAL BOND FUND | 93

STATEMENT OF ASSETS & LIABILITIES

March 31, 2024 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $6,469,653,018)	$6,260,956,274
Affiliated issuers (cost $107,514,768)	107,514,768
Cash collateral due from broker	16,251,368
Foreign currencies, at value (cost $867,958)	865,313
Receivable for investment securities sold and foreign currency transactions	217,808,397
Unaffiliated dividends and interest receivable	48,988,005
Unrealized appreciation on forward currency exchange contracts	43,769,688
Receivable for capital stock sold	6,453,054
Receivable for unsettled reverse repurchase agreements	2,783,015
Affiliated dividends receivable	397,209
Receivable for variation margin on centrally cleared swaps	50,647
Receivable from Adviser	11,765

Total assets	6,705,849,503

Liabilities
Due to Custodian	9,326
Payable for investment securities purchased	922,487,201
Payable for capital stock redeemed	14,703,943
Unrealized depreciation on forward currency exchange contracts	7,570,931
Dividends payable	2,835,169
Payable for reverse repurchase agreements	2,784,948
Advisory fee payable	2,253,274
Payable for variation margin on futures	1,502,182
Market value of credit default swaps (net premiums received $1,046,263)	1,342,955
Cash collateral due to broker	1,210,000
Payable for capital gains taxes	567,362
Transfer Agent fee payable	194,652
Distribution fee payable	94,532
Administrative fee payable	24,344
Directors’ fee payable	264
Accrued expenses	1,036,606

Total liabilities	958,617,689

Net Assets	$5,747,231,814

Composition of Net Assets
Capital stock, at par	$833,247
Additional paid-in capital	6,883,762,992
Accumulated loss	(1,137,364,425)

$5,747,231,814

See notes to financial statements.

94 | AB GLOBAL BOND FUND	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$328,566,128	47,597,057	$6.90	*

C	$11,414,010	1,647,962	$6.93

Advisor	$3,902,841,229	565,921,766	$6.90

R	$27,972,130	4,060,088	$6.89

K	$7,768,871	1,126,834	$6.89

I	$689,015,211	99,891,915	$6.90

Z	$779,654,235	113,001,771	$6.90

*	The maximum offering price per share for Class A shares was $7.21, which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB GLOBAL BOND FUND | 95

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2024 (unaudited)

Investment Income
Interest (net of foreign taxes withheld of $178,039)	$110,120,324
Dividends
Affiliated issuers	1,613,562
Unaffiliated issuers	789,926
Other income	55,167	$112,578,979

Expenses
Advisory fee (see Note B)	12,963,812
Transfer agency—Class A	96,742
Transfer agency—Class C	3,821
Transfer agency—Advisor Class	1,083,008
Transfer agency—Class R	40,889
Transfer agency—Class K	7,894
Transfer agency—Class I	241,691
Transfer agency—Class Z	89,798
Distribution fee—Class A	414,983
Distribution fee—Class C	62,356
Distribution fee—Class R	78,972
Distribution fee—Class K	9,868
Custody and accounting	332,507
Registration fees	110,573
Printing	87,725
Audit and tax	65,294
Administrative	53,821
Directors’ fees	43,089
Legal	42,209
Miscellaneous	73,503

Total expenses before interest expense	15,902,555
Interest expense	9,997

Total expenses	15,912,552
Less: expenses waived and reimbursed by the Adviser (see Note B)	(71,651)

Net expenses		15,840,901

Net investment income		96,738,078

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)	$(36,132,975)
Forward currency exchange contracts	(60,431,466)
Futures	4,326,115
Swaps	(7,216,558)
Foreign currency transactions	58,474,084
Net change in unrealized appreciation (depreciation) on:
Investments(b)	316,533,164
Forward currency exchange contracts	(18,108,963)
Futures	5,604,586
Swaps	10,291,507
Foreign currency denominated assets and liabilities	694,076

Net gain on investment and foreign currency transactions	274,033,570

Contributions from Affiliates (see Note B)	317

Net Increase in Net Assets from Operations	$370,771,965

(a)	Net of foreign realized capital gains taxes of $130,242.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $21,268.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2024 (unaudited)		Year Ended September 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$96,738,078		$180,012,299
Net realized loss on investment and foreign currency transactions	(40,980,800)		(586,223,440)
Net change in unrealized appreciation on investments and foreign currency denominated assets and liabilities	315,014,370		476,296,037
Contributions from Affiliates (see Note B)	317		4,238

Net increase in net assets from operations	370,771,965		70,089,134
Distributions to Shareholders
Class A	(5,464,410)		(31,048,451)
Class C	(157,553)		(1,479,477)
Advisor Class	(65,599,429)		(284,552,068)
Class R	(448,330)		(2,714,762)
Class K	(124,567)		(676,437)
Class I	(12,002,286)		(60,631,879)
Class Z	(13,964,764)		(64,290,456)
Return of Capital
Class A	– 0	–	(2,887,617)
Class C	– 0	–	(137,597)
Advisor Class	– 0	–	(26,464,357)
Class R	– 0	–	(252,482)
Class K	– 0	–	(62,911)
Class I	– 0	–	(5,638,981)
Class Z	– 0	–	(5,979,242)
Capital Stock Transactions
Net increase	53,624,846		437,645,834

Total increase	326,635,472		20,918,251
Net Assets
Beginning of period	5,420,596,342		5,399,678,091

End of period	$5,747,231,814		$5,420,596,342

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AB Global Bond Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Fund offers Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. Class B and Class T shares have been authorized but currently are not offered. At a meeting held on October 31-November 2, 2023, the Fund’s Board of Directors (the “Board”) approved the discontinuance of the offering of Class K and Class R shares of the Fund to new investors and the liquidation of the assets corresponding to such classes. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Board. Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value

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determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as

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NOTES TO FINANCIAL STATEMENTS (continued)

deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates,

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yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate

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issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2024:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments – Treasuries	$	– 0	–	$2,273,950,714		$	– 0	–	$2,273,950,714
Corporates – Investment Grade		– 0	–	1,533,614,624			– 0	–	1,533,614,624
Mortgage Pass-Throughs		– 0	–	781,478,192			– 0	–	781,478,192
Covered Bonds		– 0	–	270,549,148			– 0	–	270,549,148
Collateralized Mortgage Obligations		– 0	–	156,254,349			– 0	–	156,254,349
Collateralized Loan Obligations		– 0	–	153,806,103			– 0	–	153,806,103
Inflation-Linked Securities		– 0	–	102,728,567			– 0	–	102,728,567
Local Governments – Regional Bonds		– 0	–	93,430,506			– 0	–	93,430,506
Asset-Backed Securities		– 0	–	87,189,931			– 0	–	87,189,931
Governments – Sovereign Agencies		– 0	–	86,749,993			– 0	–	86,749,993
Governments – Sovereign Bonds		– 0	–	86,730,089			– 0	–	86,730,089
Corporates – Non-Investment Grade		– 0	–	82,146,550			– 0	–	82,146,550
Commercial Mortgage-Backed Securities		– 0	–	79,175,318			– 0	–	79,175,318
Supranationals		– 0	–	71,615,576			– 0	–	71,615,576
Local Governments – Provincial Bonds		– 0	–	63,900,843			– 0	–	63,900,843
Quasi-Sovereigns		– 0	–	51,879,479			– 0	–	51,879,479
Emerging Markets – Corporate Bonds		– 0	–	30,811,083			430		30,811,513
Local Governments – US Municipal Bonds		– 0	–	29,588,232			– 0	–	29,588,232
Common Stocks		534,566		– 0	–		2,467,821		3,002,387
Local Governments – Canadian Municipal Bonds		– 0	–	2,539,464			– 0	–	2,539,464
Bank Loans		– 0	–	1,088,677			– 0	–	1,088,677
Emerging Markets – Treasuries		– 0	–	1			– 0	–	1
Short-Term Investments:
Treasury Bills		– 0	–	212,938,073			– 0	–	212,938,073
Investment Companies		107,514,768		– 0	–		– 0	–	107,514,768
Time Deposits		5,787,945		– 0	–		– 0	–	5,787,945

Total Investments in Securities		113,837,279		6,252,165,512			2,468,251		6,368,471,042
Other Financial Instruments*:
Assets
Futures		1,448,622		– 0	–		– 0	–	1,448,622	†
Forward Currency Exchange Contracts		– 0	–	43,769,688			– 0	–	43,769,688

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Investments in Securities	Level 1			Level 2		Level 3			Total
Centrally Cleared Credit Default Swaps	$	– 0	–	$1,972,423		$	– 0	–	$1,972,423	†
Liabilities
Futures		(731,498)		– 0	–		– 0	–	(731,498	)†
Forward Currency Exchange Contracts		– 0	–	(7,570,931)			– 0	–	(7,570,931)
Centrally Cleared Credit Default Swaps		– 0	–	(1,385,071)			– 0	–	(1,385,071	)†
Credit Default Swaps		– 0	–	(1,342,955)			– 0	–	(1,342,955)
Reverse Repurchase Agreements		(2,784,948)		– 0	–		– 0	–	(2,784,948)

Total		$111,769,455		$6,287,608,666			$2,468,251		$6,401,846,372

*

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

†

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes

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NOTES TO FINANCIAL STATEMENTS (continued)

are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended March 31, 2024, the reimbursement for such services amounted to $53,821.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $520,818 for the six months ended March 31, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $445 from the sale of Class A shares and received $835 and $1,478 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended March 31, 2024.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended March 31, 2024, such waiver amounted to $71,651.

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the six months ended March 31, 2024 is as follows:

Fund	Market Value 9/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$73,931	$1,157,347	$1,123,763	$107,515	$1,614

During the six months ended March 31, 2024 and the year ended September 30, 2023, the Adviser reimbursed the Fund $317 and $4,238, respectively, for trading losses incurred due to trade entry errors.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on Advisor Class, Class I and Class Z shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $15,558,236, $1,487,527 and $326,288 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2024, were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$2,906,622,977	$2,776,075,777
U.S. government securities	6,265,200,005	6,197,465,872

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$112,735,283
Gross unrealized depreciation	(284,766,047)

Net unrealized depreciation	$(172,030,764)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended March 31, 2024, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended March 31, 2024, the Fund held futures for hedging and non-hedging purposes.

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•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with

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the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted

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out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended March 31, 2024, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligation with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default

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by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended March 31, 2024, the Fund held credit default swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

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During the six months ended March 31, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$1,448,622	*	Payable for variation margin on futures	$731,498	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	43,769,688		Unrealized depreciation on forward currency exchange contracts	7,570,931

Credit contracts				Market value of credit default swaps	1,342,955

Credit contracts	Receivable for variation margin on centrally cleared swaps	76,304	*	Payable for variation margin on centrally cleared swaps	29,513	*

Total		$45,294,614			$9,674,897

*

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	$(7,684,971)	$10,068,960

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation (depreciation) on futures	4,326,115	5,604,586

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) on forward currency exchange contracts	$(60,431,466)	$(18,108,963)

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	468,413	222,547

Total		$(63,321,909)	$(2,212,870)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended March 31, 2024:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$83,510,000
Average notional amount of sale contracts	$87,668,571

Centrally Cleared Interest Rate Swaps:
Average notional amount	$646,472,960	(a)

Credit Default Swaps:
Average notional amount of sale contracts	$11,136,350

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$414,141,322
Average principal amount of sale contracts	$3,679,448,701

Futures:
Average notional amount of buy contracts	$1,107,581,076
Average notional amount of sale contracts	$554,330,613

(a)	Positions were open for five months during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of March 31, 2024. Exchange-traded derivatives

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and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*		Net Amount of Derivative Assets
Bank of America NA	$16,983,337	$(2,387,697)		$	– 0	–	$(10,365,932)		$4,229,708
Barclays Bank PLC	474,239	(474,239)			– 0	–	– 0	–	– 0	–
Brown Brothers Harriman & Co.	23,832	(23,832)			– 0	–	– 0	–	– 0	–
Citibank NA	4,489,436	– 0	–		(610,000)		– 0	–	3,879,436
Deutsche Bank AG	11,782,828	(94,326)			– 0	–	– 0	–	11,688,502
HSBC Bank USA	3,895,987	(427,441)			(600,000)		– 0	–	2,868,546
Morgan Stanley Capital Services LLC	3,224,536	(776,573)			– 0	–	– 0	–	2,447,963
Natwest Markets PLC	1,626,251	– 0	–		– 0	–	– 0	–	1,626,251
Societe Generale	691,043	– 0	–		– 0	–	– 0	–	691,043
Standard Chartered Bank	578,199	(578,199)			– 0	–	– 0	–	– 0	–

Total	$43,769,688	$(4,762,307)			$(1,210,000)		$(10,365,932)		$27,431,449	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*		Net Amount of Derivative Liabilities
Australia and New Zealand Banking Group Ltd.	$4,049	$ – 0	–	$	– 0	–	$ – 0	–	$4,049
Bank of America NA	2,387,697	(2,387,697)			– 0	–	– 0	–	– 0	–
Barclays Bank PLC	1,541,032	(474,239)			– 0	–	(947,036)		119,757
BNP Paribas SA	13,082	– 0	–		– 0	–	– 0	–	13,082
Brown Brothers Harriman & Co.	43,189	(23,832)			– 0	–	– 0	–	19,357
Credit Suisse International	652,774	– 0	–		(652,774)		– 0	–	– 0	–
Deutsche Bank AG	94,326	(94,326)			– 0	–	– 0	–	– 0	–
Goldman Sachs Bank USA/ Goldman Sachs International	690,288	– 0	–		(690,288)		– 0	–	– 0	–
HSBC Bank USA	427,441	(427,441)			– 0	–	– 0	–	– 0	–
JPMorgan Chase Bank, NA	55,631	– 0	–		– 0	–	– 0	–	55,631
Morgan Stanley Capital Services LLC	776,573	(776,573)			– 0	–	– 0	–	– 0	–

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Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*		Net Amount of Derivative Liabilities
Standard Chartered Bank	$2,212,044	$(578,199)		$	– 0	–	$(1,602,388)		$31,457
UBS AG	15,760	– 0	–		– 0	–	– 0	–	15,760

Total	$8,913,886	$(4,762,307)			$(1,343,062)		$(2,549,424)		$259,093	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^	Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default or termination.

The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

See Note D.4 for additional disclosure of netting arrangements regarding reverse repurchase agreements.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. TBA and Dollar Rolls

The Fund may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade.

Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

The Fund may enter into certain TBA transactions known as dollar rolls. Dollar rolls involve sales by the Fund of securities for delivery in the current

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month and the Fund’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. For the six months March 31, 2024, the Fund earned drop income of $502,953 which is included in interest income in the accompanying statement of operations.

4. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other Master Agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund in the event of a default. In the event of a default by a MRA counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the six months ended March 31, 2024, the average amount of reverse repurchase agreements outstanding was $300,363 and the daily weighted average interest rate was 4.81%. At March 31, 2024, the Fund had reverse repurchase agreements outstanding in the amount of $2,784,948 as reported in the statement of assets and liabilities.

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of March 31, 2024:

Counterparty	RVP Liabilities Subject to a MRA	Securities Collateral Pledged†*	Net Amount of RVP Liabilities
Standard Chartered Bank	$2,784,948	$(2,757,036)	$27,912

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

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NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023

Class A
Shares sold	1,755,207	4,509,902	$11,860,087	$30,649,967

Shares issued in reinvestment of dividends and distributions	601,201	3,667,291	4,088,569	25,074,171

Shares converted from Class C	306,423	560,882	2,056,199	3,843,963

Shares redeemed	(5,750,550)	(15,816,533)	(38,907,170)	(108,001,665)

Net decrease	(3,087,719)	(7,078,458)	$(20,902,315)	$(48,433,564)

Class C
Shares sold	121,321	274,766	$825,289	$1,897,691

Shares issued in reinvestment of dividends and distributions	17,897	199,318	122,000	1,368,001

Shares converted to Class A	(305,460)	(558,996)	(2,056,199)	(3,843,963)

Shares redeemed	(325,394)	(950,912)	(2,205,058)	(6,517,657)

Net decrease	(491,636)	(1,035,824)	$(3,313,968)	$(7,095,928)

Advisor Class
Shares sold	82,118,378	138,998,489	$558,446,394	$945,834,055

Shares issued in reinvestment of dividends and distributions	7,350,223	34,042,911	49,986,711	232,307,208

Shares redeemed	(64,570,664)	(117,576,424)	(436,522,435)	(802,849,124)

Net increase	24,897,937	55,464,976	$171,910,670	$375,292,139

Class R
Shares sold	497,461	877,603	$3,377,091	$5,971,615

Shares issued in reinvestment of dividends and distributions	63,995	432,248	434,094	2,955,309

Shares redeemed	(1,255,957)	(1,803,227)	(8,579,598)	(12,333,376)

Net decrease	(694,501)	(493,376)	$(4,768,413)	$(3,406,452)

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	Shares		Amount
	Six Months Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023

Class K
Shares sold	98,454	262,805	$662,351	$1,784,991

Shares issued in reinvestment of dividends and distributions	18,130	107,902	123,115	737,433

Shares redeemed	(222,439)	(325,174)	(1,502,116)	(2,196,154)

Net increase (decrease)	(105,855)	45,533	$(716,650)	$326,270

Class I
Shares sold	7,333,972	11,945,619	$49,698,072	$81,348,626

Shares issued in reinvestment of dividends and distributions	1,657,183	9,020,337	11,267,810	61,574,598

Shares redeemed	(11,329,743)	(20,995,086)	(76,617,892)	(140,660,468)

Net increase (decrease)	(2,338,588)	(29,130)	$(15,652,010)	$2,262,756

Class Z
Shares sold	13,557,475	26,748,800	$91,994,722	$181,371,641

Shares issued in reinvestment of dividends and distributions	1,980,384	10,049,288	13,450,122	68,647,726

Shares redeemed	(26,523,737)	(19,334,825)	(178,377,312)	(131,318,754)

Net increase (decrease)	(10,985,878)	17,463,263	$(72,932,468)	$118,700,613

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of

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rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

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Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemption of Fund shares. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently than domestic securities. Illiquid investments risk may be higher in I rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

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NOTES TO FINANCIAL STATEMENTS (continued)

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (LIBOR) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended March 31, 2024.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Distributions to Shareholders

The tax character of distributions paid for the year ending September 30, 2024 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2023 and September 30, 2022 were as follows:

	2023		2022
Distributions paid from:
Ordinary income	$445,393,530		$239,373,330
Net long-term capital gains	– 0	–	53,831,535

Total taxable distributions paid	$445,393,530		$293,204,865
Return of Capital	41,423,187		– 0	–

Total distributions paid	$486,816,717		$293,204,865

As of September 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital losses	$(672,761,557	)(a)
Other losses	(184,629,669	)(b)
Unrealized appreciation (depreciation)	(549,081,267	)(c)

Total accumulated earnings (deficit)	$(1,406,472,493	)(d)

(a)	As of September 30, 2023, the Fund had a net capital loss carryforward of $672,761,557.

(b)	As of September 30, 2023, the Fund had a qualified late-year ordinary loss deferral of $184,629,669.

(c)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of callable bonds, the tax treatment of swaps, and the tax deferral of losses on wash sales.

(d)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax, the tax treatment of defaulted securities, and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of September 30, 2023, the Fund had a net short-term capital loss carryforward of $291,540,435 and a net long-term capital loss carryforward of $381,221,122, which may be carried forward for an indefinite period.

NOTE I

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the

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NOTES TO FINANCIAL STATEMENTS (continued)

LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended March 31, 2024 (unaudited)	Year Ended September 30,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 6.57	$ 7.09	$ 8.52	$ 8.62	$ 8.67	$ 8.19

Income From Investment Operations

Net investment income(a)(b)	.11	.21	.11	.11	.14	.17

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.33	(.11)	(1.20)	(.02)	.07	.52

Contributions from Affiliates	.00	(c)	.00	(c)	.00	(c)	– 0	–	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.44	.10	(1.09)	.09	.21	.69

Less: Dividends and Distributions

Dividends from net investment income	(.11)	(.57)	(.24)	(.13)	(.26)	(.21)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	(.10)	(.06)	– 0	–	– 0	–

Return of Capital	– 0	–	(.05)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.11)	(.62)	(.34)	(.19)	(.26)	(.21)

Net asset value, end of period	$ 6.90	$ 6.57	$ 7.09	$ 8.52	$ 8.62	$ 8.67

Total Return

Total investment return based on net asset value(d)	6.75%	1.27%	(13.27)%	.92%	2.44	%^	8.58%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$328,566	$332,871	$409,768	$580,627	$656,731	$758,638

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	.80	%(f)	.80%	.80%	.80%	.80%	.81%

Expenses, before waivers/ reimbursements(e)	.80	%(f)	.80%	.80%	.80%	.80%	.81%

Net investment income(b)	3.26	%(f)	3.06%	1.40%	1.24%	1.62%	2.02%

Portfolio turnover rate*	150%	177%	159%	130%	135%	126%

See footnote summary on page 133.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended March 31, 2024 (unaudited)	Year Ended September 30,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 6.59	$ 7.12	$ 8.55	$ 8.65	$ 8.70	$ 8.21

Income From Investment Operations

Net investment income(a)(b)	.08	.16	.05	.04	.08	.11

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.35	(.12)	(1.20)	(.02)	.06	.53

Contributions from Affiliates	.00	(c)	.00	(c)	.00	(c)	– 0	–	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.43	.04	(1.15)	.02	.14	.64

Less: Dividends and Distributions

Dividends from net investment income	(.09)	(.52)	(.18)	(.06)	(.19)	(.15)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	(.10)	(.06)	– 0	–	– 0	–

Return of Capital	– 0	–	(.05)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.09)	(.57)	(.28)	(.12)	(.19)	(.15)

Net asset value, end of period	$ 6.93	$ 6.59	$ 7.12	$ 8.55	$ 8.65	$ 8.70

Total Return

Total investment return based on net asset value(d)	6.48%	.36%	(13.88)%	.27%	1.66%	7.87%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11,414	$14,099	$22,599	$39,929	$65,949	$104,089

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	1.55	%(f)	1.55%	1.55%	1.55%	1.55%	1.56%

Expenses, before waivers/ reimbursements(e)	1.56	%(f)	1.55%	1.56%	1.55%	1.55%	1.56%

Net investment income(b)	2.50	%(f)	2.26%	.62%	.49%	.93%	1.26%

Portfolio turnover rate*	150%	177%	159%	130%	135%	126%

See footnote summary on page 133.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended March 31, 2024 (unaudited)	Year Ended September 30,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 6.56	$ 7.09	$ 8.51	$ 8.62	$ 8.66	$ 8.18

Income From Investment Operations

Net investment income(a)(b)	.12	.23	.13	.13	.16	.19

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.34	(.12)	(1.19)	(.03)	.08	.52

Contributions from Affiliates	.00	(c)	.00	(c)	.00	(c)	– 0	–	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.46	.11	(1.06)	.10	.24	.71

Less: Dividends and Distributions

Dividends from net investment income	(.12)	(.59)	(.26)	(.15)	(.28)	(.23)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	(.10)	(.06)	– 0	–	– 0	–

Return of Capital	– 0	–	(.05)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.12)	(.64)	(.36)	(.21)	(.28)	(.23)

Net asset value, end of period	$ 6.90	$ 6.56	$ 7.09	$ 8.51	$ 8.62	$ 8.66

Total Return

Total investment return based on net asset value(d)	7.05%	1.38%	(12.95)%	1.17%	2.82%	8.86%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,902,841	$3,549,674	$3,441,514	$4,707,655	$4,645,021	$4,845,448

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	.55	%(f)	.55%	.55%	.55%	.55%	.56%

Expenses, before waivers/ reimbursements(e)	.56	%(f)	.55%	.56%	.55%	.55%	.56%

Net investment income(b)	3.51	%(f)	3.33%	1.66%	1.49%	1.91%	2.26%

Portfolio turnover rate*	150%	177%	159%	130%	135%	126%

See footnote summary on page 133.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended March 31, 2024 (unaudited)	Year Ended September 30,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 6.55	$ 7.09	$ 8.52	$ 8.62	$ 8.66	$ 8.18

Income From Investment Operations

Net investment income(a)(b)	.09	.17	.08	.07	.10	.13

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.35	(.12)	(1.21)	(.02)	.08	.53

Contributions from Affiliates	.00	(c)	.00	(c)	.00	(c)	– 0	–	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.44	.05	(1.13)	.05	.18	.66

Less: Dividends and Distributions

Dividends from net investment income	(.10)	(.54)	(.20)	(.09)	(.22)	(.18)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	(.10)	(.06)	– 0	–	– 0	–

Return of Capital	– 0	–	(.05)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.10)	(.59)	(.30)	(.15)	(.22)	(.18)

Net asset value, end of period	$ 6.89	$ 6.55	$ 7.09	$ 8.52	$ 8.62	$ 8.66

Total Return

Total investment return based on net asset value(d)	6.68%	.50%	(13.65)%	.59%	2.08%	8.13%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$27,972	$31,164	$37,213	$49,599	$56,424	$69,424

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	1.25	%(f)	1.40%	1.25%	1.24%	1.27%	1.24%

Expenses, before waivers/ reimbursements(e)	1.26	%(f)	1.40%	1.25%	1.24%	1.27%	1.24%

Net investment income(b)	2.80	%(f)	2.46%	.96%	.80%	1.20%	1.59%

Portfolio turnover rate*	150%	177%	159%	130%	135%	126%

See footnote summary on page 133.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended March 31, 2024 (unaudited)	Year Ended September 30,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 6.56	$ 7.09	$ 8.52	$ 8.62	$ 8.66	$ 8.18

Income From Investment Operations

Net investment income(a)(b)	.11	.19	.10	.10	.13	.16

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.33	(.11)	(1.20)	(.02)	.07	.52

Contributions from Affiliates	.00	(c)	.00	(c)	.00	(c)	– 0	–	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.44	.08	(1.10)	.08	.20	.68

Less: Dividends and Distributions

Dividends from net investment income	(.11)	(.56)	(.23)	(.12)	(.24)	(.20)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	(.10)	(.06)	– 0	–	– 0	–

Return of Capital	– 0	–	(.05)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.11)	(.61)	(.33)	(.18)	(.24)	(.20)

Net asset value, end of period	$ 6.89	$ 6.56	$ 7.09	$ 8.52	$ 8.62	$ 8.66

Total Return

Total investment return based on net asset value(d)	6.68%	.97%	(13.38)%	.90%	2.39%	8.46%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,769	$8,085	$8,420	$13,249	$16,627	$19,576

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	.94	%(f)	1.05%	.94%	.93%	.96%	.93%

Expenses, before waivers/ reimbursements(e)	.95	%(f)	1.05%	.94%	.93%	.96%	.93%

Net investment income(b)	3.12	%(f)	2.83%	1.24%	1.11%	1.51%	1.89%

Portfolio turnover rate*	150%	177%	159%	130%	135%	126%

See footnote summary on page 133.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended March 31, 2024 (unaudited)	Year Ended September 30,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 6.56	$ 7.09	$ 8.52	$ 8.62	$ 8.66	$ 8.18

Income From Investment Operations

Net investment income(a)(b)	.12	.23	.13	.13	.16	.19

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.34	(.13)	(1.20)	(.02)	.07	.52

Contributions from Affiliates	.00	(c)	.00	(c)	.00	(c)	-0-	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.46	.10	(1.07)	.11	.23	.71

Less: Dividends and Distributions

Dividends from net investment income	(.12)	(.58)	(.26)	(.15)	(.27)	(.23)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	(.10)	(.06)	– 0	–	– 0	–

Return of Capital	– 0	–	(.05)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.12)	(.63)	(.36)	(.21)	(.27)	(.23)

Net asset value, end of period	$ 6.90	$ 6.56	$ 7.09	$ 8.52	$ 8.62	$ 8.66

Total Return

Total investment return based on net asset value(d)	7.04%	1.36%	(13.06)%	1.29%	2.79%	8.87%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$689,015	$670,854	$724,876	$919,250	$854,892	$852,566

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	.57	%(f)	.57%	.56%	.55%	.58%	.55%

Expenses, before waivers/ reimbursements(e)	.57	%(f)	.57%	.57%	.55%	.58%	.56%

Net investment income(b)	3.50	%(f)	3.31%	1.65%	1.49%	1.88%	2.27%

Portfolio turnover rate*	150%	177%	159%	130%	135%	126%

See footnote summary on page 133.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Six Months Ended March 31, 2024 (unaudited)	Year Ended September 30,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 6.56	$ 7.09	$ 8.52	$ 8.62	$ 8.66	$ 8.18

Income From Investment Operations

Net investment income(a)(b)	.12	.23	.14	.13	.16	.19

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.34	(.12)	(1.21)	(.02)	.08	.53

Contributions from Affiliates	.00	(c)	.00	(c)	.00	(c)	– 0	–	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.46	.11	(1.07)	.11	.24	.72

Less: Dividends and Distributions

Dividends from net investment income	(.12)	(.59)	(.26)	(.15)	(.28)	(.24)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	(.10)	(.06)	– 0	–	– 0	–

Return of Capital	– 0	–	(.05)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.12)	(.64)	(.36)	(.21)	(.28)	(.24)

Net asset value, end of period	$ 6.90	$ 6.56	$ 7.09	$ 8.52	$ 8.62	$ 8.66

Total Return

Total investment return based on net asset value(d)	7.07%	1.40%	(13.01)%	1.34%	2.84%	8.93%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$779,655	$813,849	$755,288	$717,784	$579,878	$580,799

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	.52	%(f)	.52%	.51%	.50%	.53%	.50%

Expenses, before waivers/ reimbursements(e)	.52	%(f)	.52%	.51%	.50%	.53%	.50%

Net investment income(b)	3.55	%(f)	3.37%	1.73%	1.53%	1.93%	2.33%

Portfolio turnover rate*	150%	177%	159%	130%	135%	126%

See footnote summary on page 133.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude interest expense:

	Six Months Ended March 31, 2024 (unaudited)(f)	Year Ended September 30,
		2023	2022	2021	2020	2019

Class A
Net of waivers/reimbursements	.80%	.80%	.80%	.80%	.80%	.81%
Before waivers/reimbursements	.80%	.80%	.80%	.80%	.80%	.81%
Class C
Net of waivers/reimbursements	1.55%	1.55%	1.55%	1.55%	1.55%	1.56%
Before waivers/reimbursements	1.56%	1.55%	1.56%	1.55%	1.55%	1.56%
Advisor Class
Net of waivers/reimbursements	.55%	.55%	.55%	.55%	.55%	.56%
Before waivers/reimbursements	.56%	.55%	.56%	.55%	.55%	.56%
Class R
Net of waivers/reimbursements	1.25%	1.39%	1.25%	1.24%	1.27%	1.24%
Before waivers/reimbursements	1.26%	1.39%	1.25%	1.24%	1.27%	1.24%
Class K
Net of waivers/reimbursements	.94%	1.05%	.94%	.93%	.96%	.93%
Before waivers/reimbursements	.95%	1.05%	.94%	.93%	.96%	.93%
Class I
Net of waivers/reimbursements	.57%	.57%	.56%	.55%	.58%	.55%
Before waivers/reimbursements	.57%	.57%	.57%	.55%	.58%	.56%
Class Z
Net of waivers/reimbursements	.52%	.52%	.51%	.50%	.53%	.50%
Before waivers/reimbursements	.52%	.52%	.51%	.50%	.53%	.50%

(f)	Annualized.

^

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

*	The Fund accounts for dollar roll transactions as purchases and sales.

See notes to financial statements.

abfunds.com	AB GLOBAL BOND FUND | 133

BOARD OF DIRECTORS

Garry L. Moody(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Marshall C. Turner, Jr.(1)* Emilie D. Wrapp, Advisory Board Member

OFFICERS
Christian DiClementi(2), Vice President Scott A. DiMaggio(2), Vice President Matthew S. Sheridan(2), Vice President John Taylor(2), Vice President Nancy E. Hay, Secretary	Michael B. Reyes, Senior Vice President Stephen M. Woetzel, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Jennier Friedland, Chief Compliance Officer

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Principal Underwriter

AllianceBernstein Investments, Inc.

501 Commerce Street

Nashville, TN 37203

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Manhattan West

New York, NY 10001

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Global Fixed Income Investment Team. Messrs. DiClementi, DiMaggio, Sheridan and Taylor are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

*	Mr. Turner is expected to retire effective December 31, 2024.

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Operation and Effectiveness of the Funds’ Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Fund’s Board of Directors/Trustees (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2024, which covered the period January 1, 2023 through December 31, 2023 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Funds’ LRMP is adequately designed, has been implemented as intended,

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and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was challenged due to rising rates and economic uncertainty. However, markets also remained orderly during the Program Reporting Period. There were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Global Bond Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held in-person on August 1-2, 2023 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

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judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2021 and 2022 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

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expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5-and 10-year periods ended May 31, 2023 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

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The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

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Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than the breakpoint levels. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoints and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing of any economies of scale. The directors also informed the Adviser that they would continue to monitor the Fund’s asset levels and consider whether additional breakpoints should be imposed in the future if circumstances warranted doing so.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

Select US Equity Portfolio

Sustainable US Thematic Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Mid Cap Value Portfolio

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Low Volatility Equity Portfolio1

Sustainable Global Thematic Fund

Sustainable International Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Short Duration High Yield Portfolio1

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Total Return Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Sustainable Thematic Balanced Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

EXCHANGE-TRADED FUNDS

Conservative Buffer ETF

Core Plus Bond ETF

Corporate Bond ETF

Disruptors ETF

High Yield ETF

Tax-Aware Intermediate Municipal ETF

Tax-Aware Long Municipal ETF

Tax-Aware Short Duration Municipal ETF

Ultra Short Income ETF

US High Dividend ETF

US Large Cap Strategic Equities ETF

US Low Volatility Equity ETF

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to July 5, 2023, International Low Volatility Equity Portfolio was named International Strategic Core Portfolio and Short Duration High Yield Portfolio was named Limited Duration High Income Portfolio.

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NOTES

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NOTES

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AB GLOBAL BOND FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

GB-0152-0324

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

13(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

13(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

13(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes—Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Bond Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	May 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	May 27, 2024

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	May 27, 2024